UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2012

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 97.05%

COMMON STOCKS 0.85%

Agency/Government Related 0.00%

Fannie Mae*	36	$10,709

Auto Parts & Equipment 0.15%

Cooper-Standard Holdings, Inc.*	23	987,955

Banking 0.10%

Wells Fargo & Co.	20	682,800

Chemicals 0.08%

LyondellBasell Industries NV Class A (Netherlands)(a)	12	523,800

Machinery 0.02%

Rexnord Corp.*	6	132,930

Metals/Mining (Excluding Steel) 0.13%

Barrick Gold Corp. (Canada)(a)	20	889,949

Pharmaceuticals 0.20%

Mylan, Inc.*	40	938,000
Teva Pharmaceutical Industries Ltd. ADR	10	450,600

Total		1,388,600

Software/Services 0.17%

Informatica Corp.*	15	793,500
Monster Worldwide, Inc.*	35	341,250

Total		1,134,750

Total Common Stocks (cost $4,695,530)		5,751,493

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 9.86%

Apparel/Textiles 0.32%

Iconix Brand Group, Inc.†	2.50%	6/1/2016	$2,225	2,183,281

Auto Parts & Equipment 0.45%

Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	3,310	3,036,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Automakers 0.14%

Ford Motor Co.	4.25%	11/15/2016	$600		$954,000

Beverages 0.30%

Central European Distribution Corp. (Poland)(a)	3.00%	3/15/2013	1,400		1,244,250
Molson Coors Brewing Co.	2.50%	7/30/2013	750		787,500

Total					2,031,750

Computer Hardware 0.63%

Intel Corp.	2.95%	12/15/2035	1,200		1,386,000
NetApp, Inc.	1.75%	6/1/2013	1,725		2,507,719
SanDisk Corp.	1.50%	8/15/2017	300		356,625

Total					4,250,344

Diversified Capital Goods 0.14%

Actuant Corp.	2.00%	11/15/2023	650		953,063

Electronics 0.55%

A123 Systems, Inc.	3.75%	4/15/2016	1,400		455,000
Intel Corp.	3.25%	8/1/2039	700		987,875
ON Semiconductor Corp.	2.625%	12/15/2026	2,000		2,242,500

Total					3,685,375

Gas Distribution 0.02%

Williams Cos., Inc. (The)	5.50%	6/1/2033	—	(b)	139,050

Health Services 0.44%

Human Genome Sciences, Inc.	3.00%	11/15/2018	1,250		1,239,063
Incyte Corp.	4.75%	10/1/2015	400		921,500
Omnicare, Inc.	3.75%	12/15/2025	550		801,625

Total					2,962,188

Hotels 0.28%

Host Hotels & Resorts LP†	2.50%	10/15/2029	1,400		1,886,500

Integrated Energy 0.10%

SunPower Corp.	4.50%	3/15/2015	750		675,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Investments & Miscellaneous Financial Services 0.16%

Affiliated Managers Group, Inc.	3.95%	8/15/2038	$1,000	$1,105,000

Leisure 0.19%

priceline.com, Inc.†	1.00%	3/15/2018	1,200	1,276,500

Machinery 0.65%

Altra Holdings, Inc.†	2.75%	3/1/2031	1,280	1,281,600
Roper Industries, Inc.	Zero Coupon	1/15/2034	2,500	3,103,125

Total				4,384,725

Media: Diversified 0.16%

Liberty Interactive LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	1,053,000

Media: Services 0.11%

Nielsen Holdings NV	6.25%	2/1/2013	330	192,431
Omnicom Group, Inc.	Zero Coupon	7/1/2038	500	546,875

Total				739,306

Medical Products 0.39%

Medtronic, Inc.	1.625%	4/15/2013	550	558,250
NuVasive, Inc.	2.75%	7/1/2017	2,425	2,079,438

Total				2,637,688

Metals/Mining (Excluding Steel) 0.68%

Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	850	767,125
Molycorp, Inc.†	3.25%	6/15/2016	1,000	938,750
Newmont Mining Corp.	1.25%	7/15/2014	1,250	1,581,250
Newmont Mining Corp.	1.625%	7/15/2017	1,000	1,320,000

Total				4,607,125

Monoline Insurance 0.07%

Radian Group, Inc.	3.00%	11/15/2017	725	495,719

Oil Field Equipment & Services 0.06%

Exterran Energy Corp.	4.75%	1/15/2014	400	393,000

Packaging 0.21%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	1,475	1,451,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Pharmaceuticals 1.04%

ALZA Corp.	Zero Coupon	7/28/2020	$1,000	$946,250
BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	975	1,742,812
Gilead Sciences, Inc.	0.625%	5/1/2013	1,850	2,455,875
Medivation, Inc.	2.625%	4/1/2017	700	742,875
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	1,000	1,151,250

Total				7,039,062

Real Estate Investment Trusts 0.12%

ProLogis	3.25%	3/15/2015	725	823,781

Software/Services 1.83%

Alliance Data Systems Corp.	1.75%	8/1/2013	1,750	2,841,562
CACI International, Inc.	2.125%	5/1/2014	475	591,375
EMC Corp.	1.75%	12/1/2013	2,170	4,085,025
Nuance Communications, Inc.	2.75%	8/15/2027	300	438,375
Nuance Communications, Inc.†	2.75%	11/1/2031	600	681,000
Symantec Corp.	1.00%	6/15/2013	1,400	1,575,000
Xilinx, Inc.	2.625%	6/15/2017	1,600	2,162,000

Total				12,374,337

Specialty Retail 0.14%

Charming Shoppes, Inc.	1.125%	5/1/2014	1,000	948,750

Support: Services 0.13%

FTI Consulting, Inc.	3.75%	7/15/2012	750	909,375

Telecommunications Equipment 0.16%

Ciena Corp.†	4.00%	3/15/2015	750	850,312
InterDigital, Inc.†	2.50%	3/15/2016	225	226,688

Total				1,077,000

Telecommunications: Wireless 0.39%

SBA Communications Corp.	4.00%	10/1/2014	1,500	2,643,750

Total Convertible Bonds (cost $62,585,550)				66,716,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

	Interest Rate	Shares (000)		Fair Value

CONVERTIBLE PREFERRED STOCKS 2.59%

Auto Parts & Equipment 0.02%

Cooper-Standard Holdings, Inc. PIK	7.00%	—	(c)	$122,693

Automakers 0.16%

General Motors Co.	4.75%	25		1,046,250

Banking 0.98%

Bank of America Corp.	7.25%	3		2,643,030
Citigroup, Inc.	7.50%	11		1,138,830
Fifth Third Bancorp	8.50%	20		2,840,000

Total				6,621,860

Electric: Integrated 0.34%

PPL Corp.	8.75%	35		1,881,250
PPL Corp.	9.50%	7		401,006

Total				2,282,256

Energy: Exploration & Production 0.53%

Apache Corp.	6.00%	65		3,610,100

Investments & Miscellaneous Financial Services 0.18%

AMG Capital Trust I	5.10%	25		1,245,312

Life Insurance 0.25%

MetLife, Inc.	5.00%	24		1,697,280

Multi-Line Insurance 0.13%

Hartford Financial Services Group, Inc. (The)	7.25%	43		910,775

Total Convertible Preferred Stocks (cost $17,049,095)				17,536,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

FLOATING RATE LOANS(d) 2.13%

Aerospace 0.20%

DigitalGlobe, Inc. Term Loan B	5.75%	10/12/2018	$1,397	$1,345,412

Chemicals 0.14%

Momentive Performance Materials USA, Inc.
Tranche B-1B Term Loan	3.75%	5/5/2015	992	953,701

Department Stores 0.39%

Lord & Taylor Holdings LLC Term Loan B	5.75%	1/11/2019	1,650	1,661,687
Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.75%	5/16/2018	1,000	999,375

Total				2,661,062

Electronics 0.14%

Freescale Semiconductor, Inc. Extended Term Loan B	4.494%	12/1/2016	997	972,445

Health Facilities 0.11%

Community Health Systems, Inc. Non Extended Term Loan	2.491% - 2.739%	7/25/2014	769	759,968

Media: Services 0.75%

Affinion Group, Inc. Term Loan B	5.00%	10/10/2016	3,192	3,033,277
DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018	2,024	2,026,711

Total				5,059,988

Restaurants 0.05%

DineEquity, Inc. New Term Loan B	4.25%	10/19/2017	298	298,788

Software/Services 0.27%

SRA International, Inc. Term Loan B	6.50%	7/20/2018	1,849	1,845,932

Telecommunications Equipment 0.08%

Genesys Telecom Holdings, U.S., Inc. Term Loan B	6.75%	1/31/2019	500	504,812

Total Floating Rate Loans (cost $14,051,268)				14,402,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

FOREIGN BONDS(e) 0.33%

Luxembourg 0.09%

Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	525	$601,944

Netherlands 0.17%

Refresco Group BV†	7.375%	5/15/2018	EUR	500	615,169
Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR	400	577,492

Total					1,192,661

United Kingdom 0.07%

Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	350	461,856

Total Foreign Bonds (cost $2,284,008)					2,256,461

GOVERNMENT SPONSORED ENTERPRISES BOND 0.38%

Federal National Mortgage Assoc. (cost $2,522,730)	3.25%	4/9/2013		$2,500	2,578,908

HIGH YIELD CORPORATE BONDS 80.82%

Aerospace/Defense 1.88%

Alliant Techsystems, Inc.	6.875%	9/15/2020		225	241,313
BE Aerospace, Inc.	5.25%	4/1/2022		2,500	2,531,250
Esterline Technologies Corp.	6.625%	3/1/2017		650	676,000
Esterline Technologies Corp.	7.00%	8/1/2020		550	610,500
Huntington Ingalls Industries, Inc.	6.875%	3/15/2018		2,000	2,130,000
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021		1,500	1,614,375
Mantech International Corp.	7.25%	4/15/2018		800	856,000
Moog, Inc.	6.25%	1/15/2015		550	559,625
Spirit Aerosystems, Inc.	6.75%	12/15/2020		2,075	2,256,562
Spirit Aerosystems, Inc.	7.50%	10/1/2017		595	644,087
Triumph Group, Inc.	8.00%	11/15/2017		575	629,625

Total					12,749,337

Airlines 0.35%

Delta Air Lines, Inc.	4.95%	5/23/2019		238	251,411
Delta Air Lines, Inc.†	9.50%	9/15/2014		159	170,130
United Airlines, Inc.	6.636%	7/2/2022		448	474,946
United Airlines, Inc.†	9.875%	8/1/2013		900	949,500
United Airlines, Inc.†	12.00%	11/1/2013		525	559,125

Total					2,405,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Apparel/Textiles 0.45%

Hanesbrands, Inc.	6.375%	12/15/2020	$600	$619,500
Levi Strauss & Co.	7.625%	5/15/2020	1,000	1,062,500
Levi Strauss & Co.	8.875%	4/1/2016	625	646,881
Perry Ellis International, Inc.	7.875%	4/1/2019	725	725,000

Total				3,053,881

Auto Loans 0.57%

Ford Motor Credit Co. LLC	4.25%	2/3/2017	2,500	2,529,610
Ford Motor Credit Co. LLC	5.875%	8/2/2021	1,000	1,080,541
Hyundai Capital America†	3.75%	4/6/2016	225	230,501

Total				3,840,652

Auto Parts & Equipment 1.41%

Commercial Vehicle Group, Inc.†	7.875%	4/15/2019	1,200	1,218,000
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	1,000	1,080,000
Dana Holding Corp.	6.50%	2/15/2019	1,200	1,278,000
Dana Holding Corp.	6.75%	2/15/2021	700	749,000
International Automotive Components Group SL (Spain)†(a)	9.125%	6/1/2018	700	612,500
Stanadyne Corp.	10.00%	8/15/2014	375	345,000
Stoneridge, Inc.†	9.50%	10/15/2017	475	506,469
Tenneco, Inc.	6.875%	12/15/2020	725	783,000
Tomkins LLC/Tomkins, Inc.	9.00%	10/1/2018	900	1,001,250
TRW Automotive, Inc.†	7.25%	3/15/2017	750	840,000
TRW Automotive, Inc.†	8.875%	12/1/2017	1,000	1,110,000

Total				9,523,219

Automakers 0.62%

Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021	1,400	1,421,000
Ford Motor Co.	7.45%	7/16/2031	1,375	1,687,813
Navistar International Corp.	8.25%	11/1/2021	967	1,058,865

Total				4,167,678

Banking 4.20%

Ally Financial, Inc.	7.50%	9/15/2020	1,950	2,113,312
Ally Financial, Inc.	8.30%	2/12/2015	2,000	2,182,500
Bank of America Corp.	3.875%	3/22/2017	1,200	1,207,972
Bank of America Corp.	5.75%	12/1/2017	750	805,343
Capital One Capital VI	8.875%	5/15/2040	3,000	3,035,160
Discover Bank	8.70%	11/18/2019	500	623,100
Fifth Third Capital Trust IV	6.50%	4/15/2037	1,300	1,300,000
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	340	337,184
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	1,800	1,855,193
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018	750	704,793
Huntington Bancshares, Inc.	7.00%	12/15/2020	600	678,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Banking (continued)

JPMorgan Chase & Co.	4.50%	1/24/2022		$1,600	$1,667,842
JPMorgan Chase & Co.	6.00%	1/15/2018		1,500	1,737,370
JPMorgan Chase & Co.	7.90%	—	(f)	450	494,695
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020		725	725,233
Morgan Stanley	4.75%	3/22/2017		1,000	1,001,429
Morgan Stanley	6.00%	4/28/2015		1,500	1,571,120
Regions Bank	6.45%	6/26/2037		1,250	1,256,250
Regions Bank	7.50%	5/15/2018		550	628,375
Regions Financial Corp.	7.75%	11/10/2014		375	412,969
SVB Financial Group	5.375%	9/15/2020		600	649,996
Synovus Financial Corp.	7.875%	2/15/2019		600	621,000
Wachovia Capital Trust III	5.57%#	—	(f)	750	711,563
Washington Mutual Bank(g)	6.875%	6/15/2011		1,250	125
Zions Bancorporation	7.75%	9/23/2014		1,900	2,081,678

Total					28,402,383

Beverages 0.07%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		625	478,125

Brokerage 0.37%

Cantor Fitzgerald LP†	7.875%	10/15/2019		400	399,020
Lazard Group LLC	7.125%	5/15/2015		850	922,302
Raymond James Financial, Inc.	8.60%	8/15/2019		950	1,155,625

Total					2,476,947

Building & Construction 0.49%

KB Home	9.10%	9/15/2017		1,000	1,050,000
Lennar Corp.	12.25%	6/1/2017		950	1,225,500
Odebrecht Finance Ltd.†	6.00%	4/5/2023		1,000	1,044,300

Total					3,319,800

Building Materials 0.55%

Griffon Corp.	7.125%	4/1/2018		425	441,469
Interline Brands, Inc.	7.00%	11/15/2018		825	874,500
Masco Corp.	7.125%	3/15/2020		1,250	1,338,372
Owens Corning, Inc.	9.00%	6/15/2019		875	1,081,709

Total					3,736,050

Chemicals 2.01%

Airgas, Inc.	7.125%	10/1/2018		1,250	1,356,681
Celanese US Holdings LLC	6.625%	10/15/2018		1,625	1,738,750
CF Industries, Inc.	7.125%	5/1/2020		400	477,500
Chemtura Corp.	7.875%	9/1/2018		1,250	1,350,000
Huntsman International LLC	8.625%	3/15/2020		2,250	2,525,625
INEOS Finance plc (United Kingdom)†(a)	8.375%	2/15/2019		375	397,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals (continued)

INEOS Finance plc (United Kingdom)†(a)	9.00%	5/15/2015	$250	$266,563
INEOS Group Holdings Ltd. (United Kingdom)†(a)	8.50%	2/15/2016	550	522,500
Lyondell Chemical Co.	8.00%	11/1/2017	407	458,893
LyondellBasell Industries NV (Netherlands)†(a)	6.00%	11/15/2021	450	474,750
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	375	382,440
Momentive Performance Materials, Inc.	9.00%	1/15/2021	1,000	880,000
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	1,050	1,286,842
Phibro Animal Health Corp.†	9.25%	7/1/2018	1,525	1,521,187

Total				13,639,231

Computer Hardware 0.47%

Brocade Communications Systems, Inc.	6.625%	1/15/2018	1,250	1,318,750
Brocade Communications Systems, Inc.	6.875%	1/15/2020	750	830,625
MMI International Ltd. (Malaysia)†(a)	8.00%	3/1/2017	500	520,000
Seagate HDD Cayman	6.875%	5/1/2020	500	534,375

Total				3,203,750

Consumer/Commercial/Lease Financing 2.25%

Air Lease Corp.†	5.625%	4/1/2017	2,500	2,503,125
CIT Group, Inc.†	4.75%	2/15/2015	650	657,362
CIT Group, Inc.†	7.00%	5/2/2016	6,000	6,030,000
International Lease Finance Corp.	6.25%	5/15/2019	400	394,931
International Lease Finance Corp.	8.25%	12/15/2020	425	468,652
International Lease Finance Corp.	8.75%	3/15/2017	3,535	3,941,525
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	900	879,750
SLM Corp.	6.25%	1/25/2016	350	364,307

Total				15,239,652

Consumer Products 0.77%

Armored AutoGroup, Inc.†	9.25%	11/1/2018	1,500	1,260,000
Elizabeth Arden, Inc.	7.375%	3/15/2021	1,500	1,635,000
Prestige Brands, Inc.†	8.125%	2/1/2020	700	762,125
Scotts Miracle-Gro Co. (The)	6.625%	12/15/2020	1,475	1,559,813

Total				5,216,938

Department Stores 0.21%

Bon-Ton Department Stores, Inc. (The)	10.25%	3/15/2014	150	131,625
J.C. Penney Corp., Inc.	7.125%	11/15/2023	300	315,375
J.C. Penney Corp., Inc.	7.95%	4/1/2017	250	280,000
Macy’s Retail Holdings, Inc.	6.375%	3/15/2037	620	700,630

Total				1,427,630

Diversified Capital Goods 1.97%

Actuant Corp.	6.875%	6/15/2017	2,100	2,189,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Diversified Capital Goods (continued)

Amsted Industries, Inc.†	8.125%	3/15/2018	$875	$940,625
Belden, Inc.	7.00%	3/15/2017	1,750	1,813,438
Belden, Inc.	9.25%	6/15/2019	800	884,000
Mueller Water Products, Inc.	7.375%	6/1/2017	1,275	1,262,250
Park-Ohio Industries, Inc.	8.125%	4/1/2021	800	828,000
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,750	1,885,625
SPX Corp.	6.875%	9/1/2017	1,300	1,430,000
Timken Co.	6.00%	9/15/2014	875	954,813
Valmont Industries, Inc.	6.625%	4/20/2020	1,000	1,146,211

Total				13,334,212

Electric: Generation 0.90%

DPL, Inc.†	7.25%	10/15/2021	3,925	4,376,375
Mirant Americas Generation LLC	9.125%	5/1/2031	1,000	865,000
NRG Energy, Inc.	7.875%	5/15/2021	500	482,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	550	361,625

Total				6,085,500

Electric: Integrated 1.51%

AES Corp. (The)	8.00%	10/15/2017	1,600	1,810,000
Commonwealth Edison Co.	5.80%	3/15/2018	1,900	2,273,821
Connecticut Light & Power Co. (The)	5.50%	2/1/2019	1,100	1,291,287
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,000	1,106,863
National Fuel Gas Co.	4.90%	12/1/2021	1,500	1,552,225
National Fuel Gas Co.	6.50%	4/15/2018	1,440	1,623,220
PECO Energy Co.	5.35%	3/1/2018	500	586,896

Total				10,244,312

Electronics 1.30%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	1,350	1,491,750
CPI International, Inc.	8.00%	2/15/2018	1,950	1,730,625
Freescale Semiconductor, Inc.	8.05%	2/1/2020	1,500	1,515,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	1,500	1,650,000
KLA-Tencor Corp.	6.90%	5/1/2018	875	1,044,592
NXP BV LLC (Netherlands)†(a)	9.75%	8/1/2018	700	794,500
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	550	578,188

Total				8,804,655

Energy: Exploration & Production 6.30%

Antero Resources Finance Corp.†	7.25%	8/1/2019	1,000	1,035,000
Berry Petroleum Co.	6.375%	9/15/2022	500	515,000
Berry Petroleum Co.	6.75%	11/1/2020	2,450	2,603,125
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	500	512,500
Chaparral Energy, Inc.	8.25%	9/1/2021	2,975	3,183,250
Chesapeake Energy Corp.	6.625%	8/15/2020	592	605,320
Cimarex Energy Co.	7.125%	5/1/2017	1,925	1,992,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy: Exploration & Production (continued)

Concho Resources, Inc.	7.00%	1/15/2021	$1,550	$1,670,125
Concho Resources, Inc.	8.625%	10/1/2017	995	1,094,500
Continental Resources, Inc.	7.375%	10/1/2020	650	724,750
Continental Resources, Inc.	8.25%	10/1/2019	1,500	1,683,750
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,000	1,035,000
Forest Oil Corp.	7.25%	6/15/2019	1,825	1,793,062
Forest Oil Corp.	8.50%	2/15/2014	525	564,375
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	1,936,568
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	1,250	1,323,438
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	1,500	1,563,750
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	1,900	1,999,750
Newfield Exploration Co.	7.125%	5/15/2018	1,200	1,269,000
Oasis Petroleum, Inc.	6.50%	11/1/2021	650	656,500
Oasis Petroleum, Inc.	7.25%	2/1/2019	1,750	1,850,625
OGX Austria GmbH (Austria)†(a)	8.50%	6/1/2018	3,075	3,210,300
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	775	763,375
Penn Virginia Corp.	7.25%	4/15/2019	550	475,750
QEP Resources, Inc.	6.80%	3/1/2020	400	425,000
QEP Resources, Inc.	6.875%	3/1/2021	400	444,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,275	1,268,625
Range Resources Corp.	7.25%	5/1/2018	575	609,500
Range Resources Corp.	8.00%	5/15/2019	1,000	1,102,500
SM Energy Co.	6.50%	11/15/2021	1,000	1,070,000
SM Energy Co.	6.625%	2/15/2019	1,250	1,331,250
W&T Offshore, Inc.	8.50%	6/15/2019	1,475	1,567,187
Whiting Petroleum Corp.	6.50%	10/1/2018	750	802,500

Total				42,681,750

Environmental 0.18%

Clean Harbors, Inc.	7.625%	8/15/2016	1,125	1,189,688

Food & Drug Retailers 1.13%

American Stores Co.	8.00%	6/1/2026	1,052	899,460
Ingles Markets, Inc.	8.875%	5/15/2017	1,525	1,658,437
Rite Aid Corp.	9.375%	12/15/2015	1,250	1,290,625
Rite Aid Corp.	10.25%	10/15/2019	825	953,906
Stater Bros Holdings, Inc.	7.375%	11/15/2018	750	816,563
SUPERVALU, INC.	7.50%	11/15/2014	2,000	2,040,000

Total				7,658,991

Food: Wholesale 1.21%

Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	400	365,000
Bunge NA Finance LP	5.90%	4/1/2017	325	362,851
Corn Products International, Inc.	4.625%	11/1/2020	525	554,737
Del Monte Corp.	7.625%	2/15/2019	2,000	2,000,000
Dole Food Co., Inc.	8.75%	7/15/2013	1,400	1,503,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	325	354,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food: Wholesale (continued)

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	$450	$464,625
Post Holdings, Inc.†	7.375%	2/15/2022	1,250	1,312,500
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	1,150	1,256,869

Total				8,174,082

Forestry/Paper 0.32%

Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	1,150	1,177,312
Millar Western Forest Products Ltd. (Canada)†(a)	8.50%	4/1/2021	700	558,250
Weyerhaeuser Co.	7.375%	10/1/2019	375	431,017

Total				2,166,579

Gaming 3.53%

Ameristar Casinos, Inc.	7.50%	4/15/2021	1,375	1,448,906
Boyd Gaming Corp.	7.125%	2/1/2016	1,525	1,479,250
Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	650	500,500
Caesar’s Entertainment Operating Co., Inc.	12.75%	4/15/2018	1,550	1,352,375
Caesar’s Operating Escrow LLC/Caesar’s Escrow Corp.†	8.50%	2/15/2020	700	714,000
CCM Merger, Inc.†	9.125%	5/1/2019	1,000	1,015,000
Chester Downs & Marina LLC†	9.25%	2/1/2020	500	529,375
CityCenter Holdings LLC/CityCenter Finance Corp.	7.625%	1/15/2016	800	848,000
CityCenter Holdings LLC/CityCenter Finance Corp. PIK	10.75%	1/15/2017	502	546,802
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	900	932,625
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	750	750,000
Marina District Finance Co., Inc.	9.875%	8/15/2018	1,400	1,263,500
MCE Finance Ltd.	10.25%	5/15/2018	650	732,875
MGM Resorts International	6.625%	7/15/2015	1,750	1,806,875
MGM Resorts International	9.00%	3/15/2020	300	335,250
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	650	730,437
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	1,500	1,548,750
Peninsula Gaming LLC	8.375%	8/15/2015	500	530,000
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	750	787,500
River Rock Entertainment Authority (The)	9.00%	11/1/2018	937	730,860
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,425	1,437,469
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	2,000	2,130,000
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	1,600	1,752,000

Total				23,902,349

Gas Distribution 2.36%

Chesapeake Midstream Partners LP/CHKM Finance Corp.†	6.125%	7/15/2022	700	708,750
Colorado Interstate Gas Co.	6.80%	11/15/2015	829	956,923
El Paso Corp.	6.50%	9/15/2020	250	276,497
El Paso Corp.	7.00%	6/15/2017	1,475	1,649,852
El Paso Natural Gas Co.	5.95%	4/15/2017	750	831,566
Energy Transfer Partners LP	5.20%	2/1/2022	250	262,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gas Distribution (continued)

Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	$675	$612,563
Ferrellgas Partners LP	8.625%	6/15/2020	423	384,930
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	363,662
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,505,024
Inergy LP/Inergy Finance Corp.	6.875%	8/1/2021	1,099	1,063,282
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,250	1,332,812
MarkWest Energy Partners LP	6.25%	6/15/2022	400	422,000
MarkWest Energy Partners LP	6.75%	11/1/2020	900	976,500
NiSource Finance Corp.	6.15%	3/1/2013	182	190,165
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	540,648
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	732,082
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	375	400,313
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,158,444
Williams Partners LP	5.25%	3/15/2020	550	607,307
WPX Energy, Inc.†	6.00%	1/15/2022	1,000	1,005,000

Total				15,980,353

Health Facilities 3.32%

Capella Healthcare, Inc.	9.25%	7/1/2017	1,750	1,802,500
Community Health Systems, Inc.†	8.00%	11/15/2019	900	936,000
Community Health Systems, Inc.†	8.00%	11/15/2019	1,400	1,449,000
Community Health Systems, Inc.	8.875%	7/15/2015	1,184	1,228,400
HCA Holdings, Inc.	7.75%	5/15/2021	2,250	2,337,188
HCA, Inc.	6.50%	2/15/2020	750	789,375
HCA, Inc.	7.50%	2/15/2022	2,250	2,401,875
HCA, Inc.	7.875%	2/15/2020	500	551,875
HealthSouth Corp.	8.125%	2/15/2020	1,600	1,760,000
Kindred Healthcare, Inc.	8.25%	6/1/2019	1,725	1,511,531
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	475	505,875
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	425	459,000
Select Medical Corp.	7.625%	2/1/2015	1,000	993,750
Tenet Healthcare Corp.	8.875%	7/1/2019	1,150	1,293,750
United Surgical Partners International, Inc.	8.875%	5/1/2017	1,500	1,578,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	2,000	2,050,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	792	823,874

Total				22,472,743

Health Services 0.19%

inVentiv Health, Inc.†	10.00%	8/15/2018	250	227,500
STHI Holding Corp.†	8.00%	3/15/2018	1,000	1,065,000

Total				1,292,500

Hotels 0.51%

FelCor Lodging LP	10.00%	10/1/2014	290	332,050
Host Hotels & Resorts LP	6.375%	3/15/2015	725	741,312
Hyatt Hotels Corp.†	5.75%	8/15/2015	500	549,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Hotels (continued)

Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	$1,100	$1,281,500
Wyndham Worldwide Corp.	5.75%	2/1/2018	500	557,482

Total				3,462,218

Household & Leisure Products 0.37%

American Standard Americas†	10.75%	1/15/2016	1,250	906,250
Whirlpool Corp.	8.60%	5/1/2014	1,425	1,599,568

Total				2,505,818

Insurance Brokerage 0.26%

USI Holdings Corp.†	4.378%#	11/15/2014	1,125	1,057,500
Willis North America, Inc.	7.00%	9/29/2019	600	695,136

Total				1,752,636

Integrated Energy 0.36%

Alta Wind Holdings LLC†	7.00%	6/30/2035	614	663,168
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	997	612,634
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	1,025	1,137,750

Total				2,413,552

Investments & Miscellaneous Financial Services 1.12%

Constellation Enterprises LLC†	10.625%	2/1/2016	925	925,000
FMR LLC†	5.35%	11/15/2021	800	845,326
KKR Group Finance Co.†	6.375%	9/29/2020	700	734,170
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	300	303,750
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	1,000	1,015,000
Nuveen Investments, Inc.	10.50%	11/15/2015	3,125	3,253,906
Nuveen Investments, Inc.†	10.50%	11/15/2015	475	492,219

Total				7,569,371

Leisure 0.72%

MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	1,150	1,239,125
NCL Corp. Ltd.†	9.50%	11/15/2018	100	108,250
NCL Corp. Ltd.	9.50%	11/15/2018	600	649,500
Speedway Motorsports, Inc.	8.75%	6/1/2016	2,000	2,200,000
Universal City Development Partners Ltd./UCDP Finance, Inc.	8.875%	11/15/2015	650	709,632

Total				4,906,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Life Insurance 0.04%

MetLife, Inc.	4.75%	2/8/2021	$250	$274,721

Machinery 0.90%

Altra Holdings, Inc.	8.125%	12/1/2016	1,075	1,161,000
IDEX Corp.	4.50%	12/15/2020	625	645,736
Kennametal, Inc.	3.875%	2/15/2022	400	403,584
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	1,750	1,933,750
Roper Industries, Inc.	6.25%	9/1/2019	550	646,245
Steelcase, Inc.	6.375%	2/15/2021	1,000	1,028,776
Thermadyne Holdings Corp.	9.00%	12/15/2017	250	257,500

Total				6,076,591

Managed Care 0.21%

Centene Corp.	5.75%	6/1/2017	1,000	1,038,750
UnitedHealth Group, Inc.	4.875%	4/1/2013	379	394,832

Total				1,433,582

Media: Broadcast 1.36%

Allbritton Communications Co.	8.00%	5/15/2018	850	911,625
AMC Networks, Inc.†	7.75%	7/15/2021	2,200	2,464,000
Clear Channel Communications, Inc.	9.00%	3/1/2021	750	678,750
Cumulus Media, Inc.†	7.75%	5/1/2019	1,250	1,187,500
Discovery Communications LLC	5.625%	8/15/2019	350	408,198
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	300	327,000
Gray Television, Inc.	10.50%	6/29/2015	1,000	1,045,000
LIN Television Corp.	8.375%	4/15/2018	500	525,625
Salem Communications Corp.	9.625%	12/15/2016	275	304,562
Sinclair Television Group, Inc.†	9.25%	11/1/2017	650	726,375
Univision Communications, Inc.†	8.50%	5/15/2021	600	597,000

Total				9,175,635

Media: Cable 2.39%

Bresnan Broadband Holdings LLC†	8.00%	12/15/2018	1,250	1,293,750
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	650	692,250
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	1,325	1,477,375
CSC Holdings LLC	8.625%	2/15/2019	1,475	1,703,625
DISH DBS Corp.	6.75%	6/1/2021	1,225	1,326,062
DISH DBS Corp.	7.125%	2/1/2016	1,350	1,500,187
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	400	415,000
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)†(a)	7.50%	3/15/2019	325	352,625
Mediacom Broadband LLC	8.50%	10/15/2015	750	776,250
Mediacom Communications Corp.	9.125%	8/15/2019	1,975	2,155,219
Nara Cable Funding Ltd. (Ireland)†(a)	8.875%	12/1/2018	1,100	1,050,500
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019	525	480,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media: Cable (continued)

UPCB Finance V Ltd.†	7.25%	11/15/2021	$1,150	$1,221,875
Virgin Media Finance plc (United Kingdom)(a)	5.25%	2/15/2022	300	298,875
Virgin Media Finance plc (United Kingdom)(a)	8.375%	10/15/2019	750	843,750
Virgin Media Finance plc (United Kingdom)(a)	9.50%	8/15/2016	331	374,858
Virgin Media Secured Finance plc (United Kingdom)(a)	5.25%	1/15/2021	200	215,382

Total				16,177,958

Media: Services 1.27%

Affinion Group, Inc.	11.50%	10/15/2015	1,750	1,658,125
Clear Channel Worldwide Holdings, Inc.†	7.625%	3/15/2020	1,300	1,280,500
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017	875	1,006,250
Lamar Media Corp.	7.875%	4/15/2018	750	824,063
WMG Acquisition Corp.	9.50%	6/15/2016	2,200	2,409,000
WMG Acquisition Corp.†	11.50%	10/1/2018	1,300	1,397,500

Total				8,575,438

Medical Products 0.99%

Bausch & Lomb, Inc.	9.875%	11/1/2015	1,250	1,321,875
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	750	836,250
Biomet, Inc.	10.00%	10/15/2017	1,000	1,081,250
Grifols, Inc.	8.25%	2/1/2018	750	815,625
Kinetic Concepts, Inc./KCI USA, Inc.†	10.50%	11/1/2018	1,000	1,048,750
Polymer Group, Inc.	7.75%	2/1/2019	1,500	1,586,250

Total				6,690,000

Metals/Mining (Excluding Steel) 3.19%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	1,500	1,308,750
Arch Coal, Inc.†	7.25%	6/15/2021	1,550	1,437,625
Arch Coal, Inc.	8.75%	8/1/2016	850	896,750
Boart Longyear Management Pty Ltd. (Australia)†(a)	7.00%	4/1/2021	1,000	1,050,000
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	1,000	1,103,674
CONSOL Energy, Inc.	6.375%	3/1/2021	750	720,000
CONSOL Energy, Inc.	8.25%	4/1/2020	1,000	1,050,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	6.875%	2/1/2018	650	653,250
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	8.25%	11/1/2019	1,950	2,057,250
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	1,000	960,131
James River Coal Co.	7.875%	4/1/2019	2,000	1,370,000
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018	1,500	1,297,500
Murray Energy Corp.†	10.25%	10/15/2015	1,000	977,500
Noranda Aluminum Acquisition Corp. PIK	4.659%#	5/15/2015	703	681,871
Novelis, Inc.	8.75%	12/15/2020	650	715,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Metals/Mining (Excluding Steel) (continued)

Patriot Coal Corp.	8.25%	4/30/2018		$1,350	$1,036,125
Peabody Energy Corp.†	6.00%	11/15/2018		650	640,250
Peabody Energy Corp.†	6.25%	11/15/2021		350	344,750
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018		1,200	1,236,000
Quadra FNX Mining Ltd. (Canada)†(a)	7.75%	6/15/2019		1,000	1,142,500
SunCoke Energy, Inc.	7.625%	8/1/2019		750	774,375
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018		175	163,625

Total					21,616,926

Monoline Insurance 0.16%

Fidelity National Financial, Inc.	6.60%	5/15/2017		1,000	1,059,927

Multi-Line Insurance 0.28%

AXA SA (France)†(a)	6.379%	—	(f)	550	457,875
Genworth Financial, Inc.	7.625%	9/24/2021		1,250	1,295,265
ZFS Finance USA Trust V†	6.50%	5/9/2037		145	140,650

Total					1,893,790

Oil Field Equipment & Services 1.65%

Atwood Oceanics, Inc.	6.50%	2/1/2020		500	527,500
Basic Energy Services, Inc.	7.75%	2/15/2019		1,250	1,287,500
Cameron International Corp.	6.375%	7/15/2018		475	561,735
Dresser-Rand Group, Inc.	6.50%	5/1/2021		1,250	1,312,500
Gulfmark Offshore, Inc.†	6.375%	3/15/2022		1,365	1,375,237
Hornbeck Offshore Services, Inc.†	5.875%	4/1/2020		1,200	1,209,000
Key Energy Services, Inc.	6.75%	3/1/2021		400	413,000
Oil States International, Inc.	6.50%	6/1/2019		1,150	1,213,250
Precision Drilling Corp. (Canada)†(a)	6.50%	12/15/2021		250	262,500
Precision Drilling Corp. (Canada)(a)	6.625%	11/15/2020		375	394,688
SEACOR Holdings, Inc.	7.375%	10/1/2019		1,000	1,057,731
SESI LLC	6.375%	5/1/2019		500	532,500
Transocean, Inc.	6.375%	12/15/2021		300	338,172
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019		450	480,937
Unit Corp.	6.625%	5/15/2021		225	231,188

Total					11,197,438

Oil Refining & Marketing 0.41%

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014		575	641,125
Phillips 66†	4.30%	4/1/2022		750	764,443
Tesoro Corp.	9.75%	6/1/2019		1,200	1,374,000

Total					2,779,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Packaging 2.56%

AEP Industries, Inc.	8.25%	4/15/2019	$1,800	$1,899,000
Ardagh Packaging Finance plc (Ireland)†(a)	7.375%	10/15/2017	950	1,023,625
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%	10/15/2020	850	915,875
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc. (Ireland)†(a)	9.125%	10/15/2020	275	289,438
Ball Corp.	6.75%	9/15/2020	1,300	1,430,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,870	1,991,550
Packaging Dynamics Corp.†	8.75%	2/1/2016	750	791,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	7.125%	4/15/2019	525	549,938
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	9.25%	5/15/2018	3,000	3,007,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	9.875%	8/15/2019	700	716,625
Rock-Tenn Co.†	4.90%	3/1/2022	200	200,095
Sealed Air Corp.†	6.875%	7/15/2033	1,450	1,385,112
Sealed Air Corp.	7.875%	6/15/2017	750	808,986
Sealed Air Corp.†	8.375%	9/15/2021	1,175	1,326,281
Solo Cup Co.	8.50%	2/15/2014	500	503,750
Solo Cup Co.	10.50%	11/1/2013	500	511,250

Total				17,350,275

Pharmaceuticals 0.61%

Aptalis Pharma, Inc.	12.75%	3/1/2016	685	734,663
Mylan, Inc.†	7.625%	7/15/2017	300	331,500
Mylan, Inc.†	7.875%	7/15/2020	550	616,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	2,325	2,435,437

Total				4,117,600

Printing & Publishing 0.26%

Deluxe Corp.	7.375%	6/1/2015	600	619,500
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	1,300	1,131,000

Total				1,750,500

Property & Casualty 0.18%

Liberty Mutual Group, Inc.†(h)	10.75%	6/15/2058	925	1,246,438

Railroads 0.34%

Florida East Coast Railway Corp.	8.125%	2/1/2017	1,500	1,537,500
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	700	760,375

Total				2,297,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts 0.92%

Boston Properties LP	3.70%	11/15/2018	$675	$699,156
DDR Corp.	7.875%	9/1/2020	790	935,779
DuPont Fabros Technology LP	8.50%	12/15/2017	675	745,875
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	800	832,243
Health Care REIT, Inc.	6.125%	4/15/2020	1,000	1,105,439
Kilroy Realty LP	5.00%	11/3/2015	1,000	1,068,940
ProLogis	5.625%	11/15/2016	500	529,643
ProLogis(i)	6.875%	3/15/2020	25	28,762
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	250	256,717

Total				6,202,554

Restaurants 0.65%

DineEquity, Inc.	9.50%	10/30/2018	2,250	2,475,000
Fiesta Restaurant Group†	8.875%	8/15/2016	330	349,800
Rare Restaurant Group LLC/RRG Finance Corp.†	9.25%	5/15/2014	550	495,000
Wendy’s Co. (The)	10.00%	7/15/2016	1,000	1,095,000

Total				4,414,800

Software/Services 3.50%

Alliance Data Systems Corp.†	6.375%	4/1/2020	4,000	4,090,000
BMC Software, Inc.	4.25%	2/15/2022	550	552,485
Ceridian Corp.	11.25%	11/15/2015	1,000	907,500
Fidelity National Information Services, Inc.	7.625%	7/15/2017	300	330,000
First Data Corp.†	7.375%	6/15/2019	325	332,719
First Data Corp.†	8.25%	1/15/2021	2,000	1,965,000
First Data Corp.	12.625%	1/15/2021	2,556	2,575,170
Lawson Software, Inc.†	9.375%	4/1/2019	450	466,875
Open Solutions, Inc.†	9.75%	2/1/2015	600	495,000
SERENA Software, Inc.	10.375%	3/15/2016	500	519,375
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	2,250	2,413,125
SRA International, Inc.†	11.00%	10/1/2019	1,250	1,325,000
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,600	1,708,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	400	429,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	4,000	4,175,000
Syniverse Holdings, Inc.	9.125%	1/15/2019	1,250	1,384,375

Total				23,668,624

Specialty Retail 1.81%

Brookstone Co., Inc.†	13.00%	10/15/2014	528	430,320
Brown Shoe Co., Inc.	7.125%	5/15/2019	1,500	1,477,500
J. Crew Group, Inc.	8.125%	3/1/2019	1,000	1,022,500
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,120,000
Limited Brands, Inc.	7.60%	7/15/2037	400	405,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Specialty Retail (continued)

Limited Brands, Inc.	8.50%	6/15/2019	$650	$771,875
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	1,500	1,653,750
QVC, Inc.†	7.125%	4/15/2017	1,000	1,070,000
QVC, Inc.†	7.375%	10/15/2020	1,200	1,326,000
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	1,150	1,265,000
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	1,650	1,730,437

Total				12,272,382

Steel Producers/Products 0.96%

Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	1,075	983,625
Allegheny Ludlum Corp.	6.95%	12/15/2025	575	666,936
Allegheny Technologies, Inc.	9.375%	6/1/2019	800	1,011,492
Atkore International, Inc.	9.875%	1/1/2018	1,250	1,315,625
Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	650	674,375
JMC Steel Group†	8.25%	3/15/2018	1,000	1,045,000
Steel Dynamics, Inc.	7.625%	3/15/2020	750	815,625

Total				6,512,678

Support: Services 1.75%

ARAMARK Holdings Corp. PIK†	8.625%	5/1/2016	200	205,500
Audatex North America, Inc.†	6.75%	6/15/2018	1,000	1,055,000
Avis Budget Car Rental	9.625%	3/15/2018	1,500	1,635,000
Avis Budget Car Rental	9.75%	3/15/2020	400	439,000
BakerCorp†	8.25%	6/1/2019	325	336,375
Brambles USA, Inc.†	5.35%	4/1/2020	900	957,518
FTI Consulting, Inc.	6.75%	10/1/2020	1,000	1,076,250
FTI Consulting, Inc.	7.75%	10/1/2016	750	775,313
Hertz Corp. (The)	7.50%	10/15/2018	2,200	2,345,750
Iron Mountain, Inc.	7.75%	10/1/2019	800	878,000
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	825	882,750
UR Financing Escrow Corp.†	5.75%	7/15/2018	200	205,250
UR Financing Escrow Corp.†	7.625%	4/15/2022	1,000	1,030,000

Total				11,821,706

Telecommunications Equipment 0.64%

Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	1,250	993,750
Avaya, Inc.†	7.00%	4/1/2019	1,500	1,511,250
CommScope, Inc.†	8.25%	1/15/2019	1,700	1,819,000

Total				4,324,000

Telecommunications: Integrated/Services 3.62%

CenturyLink, Inc.	6.15%	9/15/2019	1,200	1,247,614
CenturyLink, Inc.	6.45%	6/15/2021	1,500	1,542,424
Cogent Communications Group, Inc.†	8.375%	2/15/2018	500	533,750
Dycom Investments, Inc.	7.125%	1/15/2021	1,170	1,199,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Integrated/Services (continued)

Equinix, Inc.	7.00%	7/15/2021	$900	$990,000
Equinix, Inc.	8.125%	3/1/2018	1,233	1,362,465
GCI, Inc.	6.75%	6/1/2021	575	581,469
Hughes Satellite Systems Corp.	7.625%	6/15/2021	3,100	3,340,250
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.50%	4/1/2021	1,650	1,742,812
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017	3,000	3,127,500
Level 3 Escrow, Inc.†	8.125%	7/1/2019	550	569,250
MasTec, Inc.	7.625%	2/1/2017	750	782,813
Qtel International Finance Ltd. (Qatar)†(a)	4.75%	2/16/2021	375	389,550
Qwest Communications International, Inc.	8.00%	10/1/2015	950	1,018,875
Sable International Finance Ltd.†	8.75%	2/1/2020	1,040	1,107,600
Telefonica Emisiones SAU (Spain)(a)	7.045%	6/20/2036	500	492,904
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	634	654,922
Windstream Corp.	7.00%	3/15/2019	2,750	2,818,750
Windstream Corp.	7.50%	4/1/2023	1,000	1,035,000

Total				24,537,198

Telecommunications: Wireless 4.96%

American Tower Corp.	4.70%	3/15/2022	970	979,726
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	1,500	1,642,500
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2015	1,200	1,188,000
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	400	440,000
Cricket Communications, Inc.	7.75%	10/15/2020	2,500	2,465,625
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	2,000	2,230,000
Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	1,500	1,541,250
GeoEye, Inc.	8.625%	10/1/2016	600	627,000
GeoEye, Inc.	9.625%	10/1/2015	1,000	1,100,000
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	1,000	1,072,500
MetroPCS Wireless, Inc.	6.625%	11/15/2020	1,725	1,718,531
MetroPCS Wireless, Inc.	7.875%	9/1/2018	1,250	1,321,875
NII Capital Corp.	7.625%	4/1/2021	700	687,750
NII Capital Corp.	8.875%	12/15/2019	925	973,562
NII Capital Corp.	10.00%	8/15/2016	900	1,023,750
SBA Telecommunications, Inc.	8.25%	8/15/2019	325	359,938
Sprint Capital Corp.	6.90%	5/1/2019	4,500	3,915,000
Sprint Nextel Corp.†	7.00%	3/1/2020	1,250	1,271,875
Sprint Nextel Corp.	8.375%	8/15/2017	1,725	1,673,250
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	750	783,750
ViaSat, Inc.†	6.875%	6/15/2020	600	618,000
ViaSat, Inc.	8.875%	9/15/2016	1,000	1,090,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	7.748%	2/2/2021	575	569,969
Wind Acquisition Finance SA (Italy)†(a)	7.25%	2/15/2018	600	567,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	3,750	3,712,500

Total				33,573,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Theaters & Entertainment 0.67%

Cinemark USA, Inc.	7.375%	6/15/2021	$650		$700,375
Cinemark USA, Inc.	8.625%	6/15/2019	1,100		1,226,500
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	1,125		1,244,531
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	1,250		1,337,500

Total					4,508,906

Transportation (Excluding Air/Rail) 0.31%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	625		605,487
Commercial Barge Line Co.	12.50%	7/15/2017	475		536,156
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	900		924,750

Total					2,066,393

Total High Yield Corporate Bonds (cost $521,754,564)					547,095,055

			Shares (000)

PREFERRED STOCKS 0.07%

Agency/Government Related 0.00%

Fannie Mae*	Zero Coupon		21		28,290

Banking 0.07%

U.S. Bancorp	3.50%#		—	(c)	474,038

Total Preferred Stocks (cost $963,804)					502,328

	Exercise Price	Expiration Date

WARRANTS 0.02%

Auto Parts & Equipment 0.01%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	3		43,820

Media: Cable 0.01%

Charter Communications, Inc.*	46.86	11/30/2014	3		69,552

Total Warrants (cost $36,246)					113,372

Total Long-Term Investments (cost $625,942,795)					656,952,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2012

	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENT 1.18%

Repurchase Agreement

Repurchase Agreement dated 3/30/2012, 0.01% due 4/2/2012 with Fixed Income Clearing Corp. collateralized by $7,525,000 of Federal Home Loan Mortgage Corp. at 4.50% due 1/15/2014; value: $8,146,248; proceeds: $7,983,901 (cost $7,983,894)	$7,984	$7,983,894

Total Investments in Securities 98.23% (cost $633,926,689)		664,936,770

Cash and Other Assets in Excess of Liabilities(j)1.77%		12,002,225

Net Assets 100.00%		$676,938,995

ADR	American Depositary Receipt.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
PIK	Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount is less than $1,000.
(c)	Amount represents less than 1,000 shares.
(d)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2012.

(e)	Investment in non-U.S. dollar denominated securities.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted security.
(h)

Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.

(i)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of March 31, 2012.
(j)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts at March 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	June 2012	50	Short	$(6,474,219)	$(44,649)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Shares (000)		Fair Value

LONG-TERM INVESTMENTS 98.03%

COMMON STOCKS 59.54%

Aerospace & Defense 1.06%

BE Aerospace, Inc.*	7		$325,290
GeoEye, Inc.*	6		144,420
Hexcel Corp.*	28		672,280
United Technologies Corp.	2		149,292

Total			1,291,282

Airlines 0.22%

United Continental Holdings, Inc.*	13		270,900

Auto Components 0.20%

Allison Transmission Holdings, Inc.*	3		74,028
Cooper-Standard Holdings, Inc.*	4		164,637

Total			238,665

Automobiles 0.42%

Honda Motor Co., Ltd. ADR	13		514,962

Beverages 0.88%

Coca-Cola Co. (The)	10		740,100
PepsiCo, Inc.	5		331,750

Total			1,071,850

Biotechnology 0.95%

Amgen, Inc.	—	(a)	29,032
Celgene Corp.*	13		969,000
Human Genome Sciences, Inc.*	18		148,320

Total			1,146,352

Capital Markets 0.99%

Franklin Resources, Inc.	5		620,150
State Street Corp.	7		318,500
T. Rowe Price Group, Inc.	4		261,200

Total			1,199,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Shares (000)	Fair Value

Chemicals 2.76%

Celanese Corp. Series A	9	$392,530
CF Industries Holdings, Inc.	2	273,975
Dow Chemical Co. (The)	15	519,600
LyondellBasell Industries NV Class A (Netherlands)(b)	13	551,736
Monsanto Co.	8	598,200
Mosaic Co. (The)	5	276,450
Rockwood Holdings, Inc.*	14	730,100

Total		3,342,591

Commercial Banks 2.71%

Huntington Bancshares, Inc.	33	212,850
PNC Financial Services Group, Inc. (The)	5	322,450
Regions Financial Corp.	40	263,600
U.S. Bancorp	25	792,000
Wells Fargo & Co.	42	1,433,880
Zions Bancorporation	12	257,520

Total		3,282,300

Communications Equipment 1.24%

Aruba Networks, Inc.*	25	557,000
QUALCOMM, Inc.	14	952,280

Total		1,509,280

Computers & Peripherals 3.33%

Apple, Inc.*	5	2,697,615
Fortinet, Inc.*	15	414,750
Fusion-io, Inc.*	7	198,870
International Business Machines Corp.	4	730,275

Total		4,041,510

Consumer Finance 0.51%

Capital One Financial Corp.	11	613,140

Containers & Packaging 0.31%

Rock-Tenn Co. Class A	6	371,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Shares (000)	Fair Value

Diversified Financial Services 2.56%

Bank of America Corp.	90	$861,300
Fannie Mae*	11	3,213
JPMorgan Chase & Co.	35	1,609,300
SPDR S&P MidCap 400 ETF Trust	4	632,345

Total		3,106,158

Diversified Telecommunication Services 2.60%

AT&T, Inc.	42	1,311,660
CenturyLink, Inc.	12	463,800
Verizon Communications, Inc.	30	1,146,900
Windstream Corp.	20	234,200

Total		3,156,560

Electric: Utilities 0.45%

UniSource Energy Corp.	15	548,550

Electrical Equipment 1.58%

A123 Systems, Inc.*	18	20,160
AMETEK, Inc.	5	254,677
Cooper Industries plc	4	223,825
Emerson Electric Co.	18	939,240
Rockwell Automation, Inc.	6	478,200

Total		1,916,102

Energy Equipment & Services 0.77%

Cameron International Corp.*	9	449,055
Schlumberger Ltd.	7	489,510

Total		938,565

Food & Staples Retailing 1.93%

CVS Caremark Corp.	17	761,600
Ingles Markets, Inc. Class A	32	557,424
SUPERVALU, INC.	18	102,780
Wal-Mart Stores, Inc.	15	918,000

Total		2,339,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Shares (000)	Fair Value

Food Products 1.17%

Archer Daniels Midland Co.	10	$316,600
H.J. Heinz Co.	8	401,625
Kellogg Co.	5	241,335
Kraft Foods, Inc. Class A	12	456,120

Total		1,415,680

Hotels, Restaurants & Leisure 1.68%

Marriott International, Inc. Class A	12	454,200
Marriott Vacations Worldwide Corp.*	1	34,212
McDonald’s Corp.	12	1,128,150
Starwood Hotels & Resorts Worldwide, Inc.	8	423,075

Total		2,039,637

Household Products 0.86%

Procter & Gamble Co. (The)	16	1,041,755

Industrial Conglomerates 1.01%

3M Co.	7	624,470
General Electric Co.	30	602,100

Total		1,226,570

Information Technology Services 0.44%

SAIC, Inc.*	40	528,000

Insurance 0.38%

MetLife, Inc.	13	466,875

Internet Software & Services 0.77%

Google, Inc. Class A*	1	769,488
Monster Worldwide, Inc.*	17	165,750

Total		935,238

Machinery 3.05%

Actuant Corp. Class A	30	869,700
Caterpillar, Inc.	5	479,340
Danaher Corp.	15	840,000
Dover Corp.	6	346,170
Pall Corp.	10	596,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Shares (000)	Fair Value

Machinery (continued)

Rexnord Corp.*	4	$80,180
Snap-on, Inc.	8	487,760

Total		3,699,450

Media 2.51%

Belo Corp. Class A	30	215,100
Charter Communications, Inc. Class A*	2	126,900
Comcast Corp. Class A	17	495,165
DISH Network Corp. Class A	12	395,160
Interpublic Group of Cos., Inc. (The)	40	456,400
Omnicom Group, Inc.	9	430,525
Time Warner, Inc.	10	377,500
Walt Disney Co. (The)	13	547,250

Total		3,044,000

Metals & Mining 0.33%

Cliffs Natural Resources, Inc.	3	207,780
Freeport-McMoRan Copper & Gold, Inc.	3	114,120
Titanium Metals Corp.	6	81,360

Total		403,260

Multi-Line Retail 1.13%

Kohl’s Corp.	10	500,300
Target Corp.	15	874,050

Total		1,374,350

Oil, Gas & Consumable Fuels 7.53%

Chevron Corp.	25	2,681,000
ConocoPhillips	25	1,900,250
Continental Resources, Inc.*	8	643,650
EOG Resources, Inc.	8	833,250
Exxon Mobil Corp.	20	1,734,600
Marathon Oil Corp.	12	380,400
Petroleo Brasileiro SA ADR	17	421,740
Whiting Petroleum Corp.*	10	543,000

Total		9,137,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Shares (000)	Fair Value

Pharmaceuticals 4.33%

Bristol-Myers Squibb Co.	10	$337,500
Johnson & Johnson	18	1,187,280
Merck & Co., Inc.	12	460,800
Mylan, Inc.*	53	1,243,647
Pfizer, Inc.	62	1,404,920
Teva Pharmaceutical Industries Ltd. ADR	14	613,988

Total		5,248,135

Real Estate Investment Trusts 0.65%

Equity Residential	5	325,624
Plum Creek Timber Co., Inc.	11	457,160

Total		782,784

Road & Rail 0.97%

Kansas City Southern*	6	430,140
Union Pacific Corp.	7	752,360

Total		1,182,500

Semiconductors & Semiconductor Equipment 1.18%

Broadcom Corp. Class A*	13	491,250
Freescale Semiconductor Holdings I Ltd.*	7	107,730
Intel Corp.	21	590,310
PMC-Sierra, Inc.*	33	238,590

Total		1,427,880

Software 5.33%

Adobe Systems, Inc.*	15	514,650
Check Point Software Technologies Ltd. (Israel)*(b)	8	478,800
Citrix Systems, Inc.*	4	276,185
Informatica Corp.*	10	529,000
Microsoft Corp.	52	1,677,000
Nuance Communications, Inc.*	22	562,760
Oracle Corp.	23	670,680
Sourcefire, Inc.*	10	481,300
Synchronoss Technologies, Inc.*	20	638,400
Websense, Inc.*	30	632,700

Total		6,461,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value

Specialty Retail 0.33%

Home Depot, Inc. (The)			8	$402,480

Wireless Telecommunication Services 0.42%

China Mobile Ltd. ADR			9	512,244

Total Common Stocks (cost $56,756,334)				72,230,204

CONTINGENT VALUE RIGHT 0.00%

Pharmaceuticals

Sanofi* (cost $7,062)	— (c)	12/31/2020	3	4,050

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 5.97%

Automobiles 0.33%

Ford Motor Co.	4.25%	11/15/2016	$250	397,500

Beverages 0.30%

Molson Coors Brewing Co.	2.50%	7/30/2013	350	367,500

Biotechnology 1.34%

BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	175	312,812
Gilead Sciences, Inc.	0.625%	5/1/2013	700	929,250
Medivation, Inc.	2.625%	4/1/2017	200	212,250
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	150	172,688

Total				1,627,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Computers & Peripherals 1.00%

EMC Corp.	1.75%	12/1/2013	$325	$611,812
NetApp, Inc.	1.75%	6/1/2013	250	363,438
SanDisk Corp.	1.50%	8/15/2017	200	237,750

Total				1,213,000

Electrical Equipment 0.36%

Roper Industries, Inc.	Zero Coupon	1/15/2034	350	434,438

Health Care Providers & Services 0.45%

Five Star Quality Care, Inc.	3.75%	10/15/2026	575	545,531

Metals & Mining 0.47%

Newmont Mining Corp.	1.25%	7/15/2014	450	569,250

Professional Services 0.20%

FTI Consulting, Inc.	3.75%	7/15/2012	200	242,500

Semiconductors & Semiconductor Equipment 0.85%

Intel Corp.	2.95%	12/15/2035	350	404,250
SunPower Corp.	4.50%	3/15/2015	175	157,500
Xilinx, Inc.	2.625%	6/15/2017	350	472,937

Total				1,034,687

Software 0.23%

Symantec Corp.	1.00%	6/15/2013	250	281,250

Wireless Telecommunication Services 0.44%

SBA Communications Corp.	4.00%	10/1/2014	300	528,750

Total Convertible Bonds (cost $6,689,923)				7,241,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Shares (000)		Fair Value

CONVERTIBLE PREFERRED STOCKS 4.79%

Auto Components 0.02%

Cooper-Standard Holdings, Inc. PIK	7.00%	—	(a)	$20,664

Automobiles 0.22%

General Motors Co.	4.75%	7		272,025

Capital Markets 0.70%

AMG Capital Trust I	5.10%	17		846,813

Commercial Banks 0.76%

Fifth Third Bancorp	8.50%	5		639,000
Wells Fargo & Co.	7.50%	—	(a)	279,175

Total				918,175

Diversified Financial Services 0.26%

Citigroup, Inc.	7.50%	3		310,590

Electric: Utilities 0.96%

NextEra Energy, Inc.	8.375%	13		628,750
PPL Corp.	8.75%	10		537,500

Total				1,166,250

Food Products 0.50%

Bunge Ltd.	4.875%	6		603,000

Insurance 0.46%

Hartford Financial Services Group, Inc. (The)	7.25%	10		205,728
MetLife, Inc.	5.00%	5		353,600

Total				559,328

Oil, Gas & Consumable Fuels 0.91%

Apache Corp.	6.00%	20		1,110,800

Total Convertible Preferred Stocks (cost $5,595,356)				5,807,645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

FLOATING RATE LOAN(d) 0.41%

Software

Nuance Communications, Inc. Term Loan C (cost $474,960)	3.25%	3/31/2016	$491	$491,757

			Shares (000)

FOREIGN COMMON STOCKS(e) 3.45%

France 0.45%

Automobiles 0.23%

Renault SA			5	281,864

Electrical Equipment 0.22%

Alstom SA			7	265,832

Total France				547,696

Germany 0.87%

Air Freight & Logistics 0.28%

Deutsche Post AG Registered Shares			18	345,919

Household Products 0.30%

Henkel KGaA			6	369,072

Software 0.29%

SAP AG			5	347,836

Total Germany				1,062,827

Norway 0.39%

Commercial Banks

DnB NOR ASA			37	473,025

Switzerland 1.13%

Chemicals 0.31%

Syngenta AG Registered Shares*			1	380,315

Food Products 0.30%

Nestle SA Registered Shares			6	360,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments			Shares (000)	Fair Value

Switzerland (continued)

Pharmaceuticals 0.52%

Roche Holding Ltd. AG			4	$627,565

Total Switzerland				1,368,110

United Kingdom 0.61%

Metals & Mining

Anglo American plc			11	399,110
Vedanta Resources plc			17	336,485

Total United Kingdom				735,595

Total Foreign Common Stocks (cost $3,907,446)				4,187,253

	Interest Rate	Maturity Date	Principal Amount (000)

HIGH YIELD CORPORATE BONDS 23.62%

Aerospace & Defense 0.34%

BE Aerospace, Inc.	5.25%	4/1/2022	$300	303,750
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021	100	107,625

Total				411,375

Airlines 0.27%

United Airlines, Inc.†	9.875%	8/1/2013	315	332,325

Automobiles 0.49%

Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021	200	203,000
TRW Automotive, Inc.†	8.875%	12/1/2017	350	388,500

Total				591,500

Capital Markets 0.82%

Morgan Stanley	4.75%	3/22/2017	170	170,243
Nuveen Investments, Inc.	10.50%	11/15/2015	500	520,625
Raymond James Financial, Inc.	8.60%	8/15/2019	250	304,112

Total				994,980

Chemicals 0.71%

Chemtura Corp.	7.875%	9/1/2018	300	324,000
Dow Chemical Co. (The)	8.55%	5/15/2019	118	154,858
Lyondell Chemical Co.	8.00%	11/1/2017	53	59,758
Polymer Group, Inc.	7.75%	2/1/2019	300	317,250

Total				855,866

Commercial Banks 0.34%

SVB Financial Group	5.375%	9/15/2020	125	135,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Commercial Banks (continued)

Zions Bancorporation	7.75%	9/23/2014		$250	$273,905

Total					409,321

Commercial Services & Supplies 0.84%

First Data Corp.†	8.25%	1/15/2021		224	220,080
First Data Corp.	9.875%	9/24/2015		51	51,510
First Data Corp.	12.625%	1/15/2021		224	225,680
International Lease Finance Corp.	6.25%	5/15/2019		75	74,050
International Lease Finance Corp.	8.25%	12/15/2020		50	55,136
International Lease Finance Corp.	8.75%	3/15/2017		225	250,875
Iron Mountain, Inc.	7.75%	10/1/2019		125	137,187

Total					1,014,518

Communications Equipment 0.86%

Brocade Communications Systems, Inc.	6.625%	1/15/2018		600	633,000
Brocade Communications Systems, Inc.	6.875%	1/15/2020		150	166,125
CommScope, Inc.†	8.25%	1/15/2019		225	240,750

Total					1,039,875

Construction Materials 0.10%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018		150	125,250

Containers & Packaging 1.00%

AEP Industries, Inc.	8.25%	4/15/2019		250	263,750
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%	10/15/2020		200	215,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		350	372,750
Rock-Tenn Co.†	4.90%	3/1/2022		250	250,119
Sealed Air Corp.†	8.375%	9/15/2021		100	112,875

Total					1,214,994

Diversified Financial Services 1.23%

Capital One Capital VI	8.875%	5/15/2040		500	505,860
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022		275	283,433
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		250	269,375
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016		325	344,906
Wachovia Capital Trust III	5.57%#	—	(f)	100	94,875

Total					1,498,449

Diversified Telecommunication Services 1.42%

Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016		100	105,500
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%	2/4/2017		550	573,375
SBA Telecommunications, Inc.	8.25%	8/15/2019		195	215,962
UPCB Finance V Ltd.†	7.25%	11/15/2021		150	159,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Diversified Telecommunication Services (continued)

Windstream Corp.	7.00%	3/15/2019	$650	$666,250

Total				1,720,462

Electric: Utilities 0.18%

DPL, Inc.†	7.25%	10/15/2021	120	133,800
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	125	82,187

Total				215,987

Electronic Equipment, Instruments & Components 0.35%

CPI International, Inc.	8.00%	2/15/2018	175	155,312
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	250	268,125

Total				423,437

Energy Equipment & Services 0.21%

Dresser-Rand Group, Inc.	6.50%	5/1/2021	75	78,750
Hornbeck Offshore Services, Inc.†	5.875%	4/1/2020	75	75,562
Phillips 66†	4.30%	4/1/2022	100	101,926

Total				256,238

Food Products 0.32%

Corn Products International, Inc.	4.625%	11/1/2020	125	132,080
Del Monte Corp.	7.625%	2/15/2019	200	200,000
Post Holdings, Inc.†	7.375%	2/15/2022	50	52,500

Total				384,580

Gas Utilities 0.17%

National Fuel Gas Co.	4.90%	12/1/2021	200	206,963

Health Care Equipment & Supplies 0.57%

Bausch & Lomb, Inc.	9.875%	11/1/2015	450	475,875
Biomet, Inc.	10.00%	10/15/2017	200	216,250

Total				692,125

Health Care Providers & Services 1.05%

Community Health Systems, Inc.†	8.00%	11/15/2019	250	259,500
Community Health Systems, Inc.	8.875%	7/15/2015	89	92,338
HCA, Inc.	7.50%	2/15/2022	275	293,562
STHI Holding Corp.†	8.00%	3/15/2018	100	106,500
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	250	263,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	250	256,250

Total				1,271,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Hotels, Restaurants & Leisure 0.96%

Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	$100	$77,000
Hyatt Hotels Corp.†	5.75%	8/15/2015	355	390,410
Marina District Finance Co., Inc.	9.875%	8/15/2018	300	270,750
River Rock Entertainment Authority (The)	9.00%	11/1/2018	20	15,600
Station Casinos, Inc.(g)	6.50%	2/1/2014	250	25
Wendy’s Co. (The)	10.00%	7/15/2016	150	164,250
Wyndham Worldwide Corp.	5.75%	2/1/2018	150	167,245
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	75	82,781

Total				1,168,061

Household Durables 0.05%

Armored AutoGroup, Inc.†	9.25%	11/1/2018	75	63,000

Independent Power Producers & Energy Traders 0.30%

AES Corp. (The)	8.00%	10/15/2017	325	367,656

Industrial Conglomerates 0.26%

Park-Ohio Industries, Inc.	8.125%	4/1/2021	300	310,500

Information Technology Services 1.14%

Alliance Data Systems Corp.†	6.375%	4/1/2020	325	332,312
SunGard Data Systems, Inc.	10.25%	8/15/2015	1,000	1,043,750

Total				1,376,062

Internet Software & Services 0.11%

Equinix, Inc.	7.00%	7/15/2021	125	137,500

Leisure Equipment & Products 0.36%

Speedway Motorsports, Inc.	8.75%	6/1/2016	400	440,000

Machinery 0.04%

Kennametal, Inc.	3.875%	2/15/2022	50	50,448

Media 1.75%

Affinion Group, Inc.	11.50%	10/15/2015	475	450,062
AMC Networks, Inc.†	7.75%	7/15/2021	150	168,000
Cumulus Media, Inc.†	7.75%	5/1/2019	200	190,000
DISH DBS Corp.	6.75%	6/1/2021	350	378,875
Gray Television, Inc.	10.50%	6/29/2015	150	156,750
Hughes Satellite Systems Corp.	7.625%	6/15/2021	321	345,878
Mediacom Communications Corp.	9.125%	8/15/2019	100	109,125
WMG Acquisition Corp.	9.50%	6/15/2016	100	109,500
WMG Acquisition Corp.†	11.50%	10/1/2018	200	215,000

Total				2,123,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals & Mining 0.57%

Arch Coal, Inc.†	7.25%	6/15/2021	$300	$278,250
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	6.875%	2/1/2018	125	125,625
Mirabela Nickel Ltd. (Australia)†(b)	8.75%	4/15/2018	150	129,750
Noranda Aluminum Acquisition Corp. PIK	4.659%#	5/15/2015	158	153,388

Total				687,013

Multi-Utilities 0.32%

Black Hills Corp.	9.00%	5/15/2014	350	391,500

Oil, Gas & Consumable Fuels 4.20%

Antero Resources Finance Corp.†	7.25%	8/1/2019	150	155,250
Chaparral Energy, Inc.	8.25%	9/1/2021	500	535,000
Concho Resources, Inc.	7.00%	1/15/2021	150	161,625
CONSOL Energy, Inc.	8.25%	4/1/2020	250	262,500
Continental Resources, Inc.	8.25%	10/1/2019	750	841,875
El Paso Corp.	7.00%	6/15/2017	450	503,345
Energy Transfer Partners LP	5.20%	2/1/2022	150	157,220
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	200	207,000
Forest Oil Corp.	7.25%	6/15/2019	200	196,500
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	300	322,505
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	140	148,225
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	150	156,375
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	200	210,500
Oasis Petroleum, Inc.	6.50%	11/1/2021	100	101,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	275	290,812
OGX Petroleo e Gas Participacoes SA (Brazil)†(b)	8.50%	6/1/2018	225	234,900
SM Energy Co.	6.50%	11/15/2021	100	107,000
SM Energy Co.	6.625%	2/15/2019	200	213,000
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	250	284,501

Total				5,089,133

Personal Products 0.18%

Elizabeth Arden, Inc.	7.375%	3/15/2021	200	218,000

Pharmaceuticals 0.09%

Mylan, Inc.†	7.625%	7/15/2017	50	55,250
Mylan, Inc.†	7.875%	7/15/2020	50	56,000

Total				111,250

Real Estate Investment Trusts 0.17%

American Tower Corp.	4.70%	3/15/2022	80	80,802
Host Hotels & Resorts LP	6.375%	3/15/2015	125	127,813

Total				208,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Management & Development 0.33%

ProLogis	6.875%	3/15/2020	$350	$402,667

Road & Rail 0.19%

Florida East Coast Railway Corp.	8.125%	2/1/2017	225	230,625

Semiconductors & Semiconductor Equipment 0.09%

Sensata Technologies BV (Netherlands)†(b)	6.50%	5/15/2019	100	105,125

Specialty Retail 0.52%

Brookstone Co., Inc.†	13.00%	10/15/2014	196	159,740
Limited Brands, Inc.	8.50%	6/15/2019	400	475,000

Total				634,740

Thrifts & Mortgage Finance 0.00%

Washington Mutual Bank(g)	6.875%	6/15/2011	275	28

Tobacco 0.10%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	9.25%	5/15/2018	125	125,313

Transportation Infrastructure 0.12%

Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	150	145,317

Wireless Telecommunication Services 0.50%

Sprint Capital Corp.	6.90%	5/1/2019	350	304,500
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	310	306,900

Total				611,400

Total High Yield Corporate Bonds (cost $27,831,652)				28,657,288

MUNICIPAL BOND 0.21%

Other Revenue

New York City NY Indl Dev Agy Yankee Stadium Pj† (cost $200,000)	11.00%	3/1/2029	200	251,618

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

Investments	Interest Rate	Shares (000)	Fair Value

PREFERRED STOCK 0.01%

Thrifts & Mortgage Finance

Fannie Mae* (cost $213,465)	Zero Coupon	9	$11,730

	Exercise Price	Expiration Date

WARRANTS 0.03%

Auto Components 0.01%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	—	(a)	7,298

Media 0.02%

Charter Communications, Inc.*	46.86	11/30/2014	1		26,733

Total Warrants (cost $8,558)					34,031

Total Long-Term Investments (cost $101,684,756)					118,916,982

			Principal Amount (000)

SHORT-TERM INVESTMENT 1.24%

Repurchase Agreement

Repurchase Agreement dated 3/30/2012, 0.01% due 4/2/2012 with Fixed Income Clearing Corp. collateralized by $1,530,000 of Federal National Mortgage Assoc. at 0.55% due 10/18/2013; value: $1,533,762; proceeds: $1,499,344 (cost $1,499,343)			$1,499		1,499,343

Total Investments in Securities 99.27% (cost $103,184,099)					120,416,325

Cash, Foreign Cash and Other Assets in Excess of Liabilities 0.73%					887,165

Net Assets 100.00%					$121,303,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2012

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PIK	Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2012.
(a)	Amount is less than 1,000 shares.
(b)	Foreign security traded in U.S. dollars.
(c)	Contingent Value Right entitles the holder to receive cash payments if specified milestones are achieved.
(d)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at March 31, 2012.

(e)	Investment in non-U.S. dollar denominated securities.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.74%

Aerospace & Defense 3.90%

Boeing Co. (The)	2,617	$195
Goodrich Corp.	2,578	323
Honeywell International, Inc.	4,170	255
Precision Castparts Corp.	1,662	287
United Technologies Corp.	4,548	377

Total		1,437

Automobiles 0.62%

Ford Motor Co.	18,163	227

Beverages 2.08%

Coca-Cola Co. (The)	4,610	341
PepsiCo, Inc.	6,415	426

Total		767

Biotechnology 0.78%

Celgene Corp.*	1,482	115
Gilead Sciences, Inc.*	1,930	94
Human Genome Sciences, Inc.*	9,459	78

Total		287

Capital Markets 3.34%

Franklin Resources, Inc.	502	62
Goldman Sachs Group, Inc. (The)	4,277	532
Morgan Stanley	12,290	242
State Street Corp.	1,910	87
T. Rowe Price Group, Inc.	4,720	308

Total		1,231

Chemicals 4.35%

Celanese Corp. Series A	5,083	235
CF Industries Holdings, Inc.	565	103
Dow Chemical Co. (The)	8,894	308
E.I. du Pont de Nemours & Co.	1,036	55
LyondellBasell Industries NV Class A (Netherlands)(a)	5,651	247
Monsanto Co.	3,762	300
Mosaic Co. (The)	5,167	286
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	1,545	70

Total		1,604

Commercial Banks 4.75%

Fifth Third Bancorp	15,298	215
PNC Financial Services Group, Inc. (The)	4,704	303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Commercial Banks (continued)

Regions Financial Corp.	23,473	$155
SunTrust Banks, Inc.	5,969	144
U.S. Bancorp	10,559	335
Wells Fargo & Co.	17,609	601

Total		1,753

Communications Equipment 2.78%

Cisco Systems, Inc.	12,456	264
QUALCOMM, Inc.	11,219	763

Total		1,027

Computers & Peripherals 9.14%

Apple, Inc.*	3,822	2,291
Dell, Inc.*	10,618	176
EMC Corp.*	14,791	442
Hewlett-Packard Co.	3,620	86
International Business Machines Corp.	1,789	374

Total		3,369

Construction & Engineering 0.64%

Fluor Corp.	3,932	236

Consumer Finance 1.31%

Capital One Financial Corp.	8,652	482

Diversified Financial Services 2.63%

Bank of America Corp.	16,933	162
Citigroup, Inc.	6,047	221
JPMorgan Chase & Co.	12,717	585

Total		968

Diversified Telecommunication Services 2.48%

AT&T, Inc.	11,391	356
CenturyLink, Inc.	6,580	254
Verizon Communications, Inc.	7,997	306

Total		916

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Electric: Utilities 0.57%

NextEra Energy, Inc.	1,881	$115
Progress Energy, Inc.	1,797	95

Total		210

Electrical Equipment 1.10%

Emerson Electric Co.	7,783	406

Electronic Equipment, Instruments & Components 0.34%

Corning, Inc.	8,940	126

Energy Equipment & Services 2.15%

National Oilwell Varco, Inc.	2,573	204
Schlumberger Ltd.	6,704	469
Weatherford International Ltd. (Switzerland)*(a)	7,895	119

Total		792

Food & Staples Retailing 1.04%

CVS Caremark Corp.	6,883	308
Wal-Mart Stores, Inc.	1,210	74

Total		382

Food Products 0.88%

Kellogg Co.	6,073	326

Health Care Equipment & Supplies 1.54%

Baxter International, Inc.	6,376	381
St. Jude Medical, Inc.	4,203	186

Total		567

Health Care Providers & Services 2.69%

Express Scripts Holding Co.*	8,231	446
UnitedHealth Group, Inc.	8,015	472
WellPoint, Inc.	972	72

Total		990

Health Care Technology 0.73%

SXC Health Solutions Corp.*	3,590	269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Hotels, Restaurants & Leisure 2.77%

Carnival Corp.	4,092	$131
Hyatt Hotels Corp. Class A*	2,562	110
Marriott International, Inc. Class A	3,711	141
MGM Resorts International*	19,699	268
Starwood Hotels & Resorts Worldwide, Inc.	1,988	112
Wynn Resorts Ltd.	2,074	259

Total		1,021

Household Products 2.58%

Colgate-Palmolive Co.	3,500	342
Procter & Gamble Co. (The)	9,062	609

Total		951

Industrial Conglomerates 1.09%

General Electric Co.	20,008	401

Information Technology Services 0.49%

MasterCard, Inc. Class A	431	181

Insurance 1.89%

Chubb Corp. (The)	2,682	185
MetLife, Inc.	5,885	220
Prudential Financial, Inc.	4,614	293

Total		698

Internet & Catalog Retail 0.13%

Amazon.com, Inc.*	238	48

Internet Software & Services 2.92%

Google, Inc. Class A*	1,224	785
Monster Worldwide, Inc.*	30,106	293

Total		1,078

Machinery 2.10%

Caterpillar, Inc.	1,687	180
Dover Corp.	3,516	221
Eaton Corp.	2,556	128
PACCAR, Inc.	5,218	244

Total		773

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Media 2.28%

Interpublic Group of Cos., Inc. (The)	31,527	$360
Time Warner, Inc.	6,312	238
Walt Disney Co. (The)	5,562	243

Total		841

Metals & Mining 2.25%

Cliffs Natural Resources, Inc.	2,821	196
Freeport-McMoRan Copper & Gold, Inc.	7,419	282
Newmont Mining Corp.	1,464	75
Reliance Steel & Aluminum Co.	2,229	126
United States Steel Corp.	5,120	150

Total		829

Multi-Line Retail 0.68%

Macy’s, Inc.	2,931	116
Target Corp.	2,325	136

Total		252

Multi-Utilities 0.65%

Dominion Resources, Inc.	2,658	136
PG&E Corp.	2,389	104

Total		240

Oil, Gas & Consumable Fuels 9.76%

Anadarko Petroleum Corp.	4,112	322
Apache Corp.	2,093	210
Cabot Oil & Gas Corp.	2,666	83
Chevron Corp.	4,377	469
Continental Resources, Inc.*	2,081	179
Devon Energy Corp.	1,812	129
EOG Resources, Inc.	1,115	124
EQT Corp.	1,201	58
Exxon Mobil Corp.	7,992	693
Hess Corp.	6,091	359
Marathon Petroleum Corp.	3,217	140
Noble Energy, Inc.	1,084	106
Occidental Petroleum Corp.	2,630	250
Range Resources Corp.	1,163	68
Southwestern Energy Co.*	2,620	80
Suncor Energy, Inc. (Canada)(a)	10,018	328

Total		3,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Pharmaceuticals 5.41%

Abbott Laboratories	4,480	$275
Johnson & Johnson	10,074	664
Merck & Co., Inc.	9,503	365
Pfizer, Inc.	30,502	691

Total		1,995

Real Estate Investment Trusts 0.80%

Host Hotels & Resorts, Inc.	17,953	295

Road & Rail 2.32%

Hertz Global Holdings, Inc.*	17,881	269
Union Pacific Corp.	5,446	585

Total		854

Semiconductors & Semiconductor Equipment 2.55%

Broadcom Corp. Class A*	3,597	141
Intel Corp.	12,865	362
Micron Technology, Inc.*	24,504	199
Texas Instruments, Inc.	7,092	238

Total		940

Software 4.29%

Activision Blizzard, Inc.	1,209	15
Adobe Systems, Inc.*	9,118	313
Microsoft Corp.	19,289	622
Oracle Corp.	10,993	321
VMware, Inc. Class A*	2,773	312

Total		1,583

Specialty Retail 2.54%

Dick’s Sporting Goods, Inc.	9,971	479
Home Depot, Inc. (The)	9,081	457

Total		936

Textiles, Apparel & Luxury Goods 0.67%

Coach, Inc.	2,035	157
PVH Corp.	990	89

Total		246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Tobacco 0.73%

Altria Group, Inc.	8,742	$270

Total Common Stocks (cost $29,252,576)		36,402

	Principal Amount (000)

SHORT-TERM INVESTMENT 1.29%

Repurchase Agreement

Repurchase Agreement dated 3/30/2012, 0.01% due 4/2/2012 with Fixed Income Clearing Corp. collateralized by $485,000 of Federal home Loan Bank at 0.20% due 9/14/2012; value: $485,000; proceeds: $474,582 (cost $474,582)	$475	475

Total Investments in Securities 100.03% (cost $29,727,158)		36,877

Liabilities in Excess of Other Assets (0.03)%		(10)

Net Assets 100.00%		$36,867

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2012

Investments	Shares	Fair Value

COMMON STOCKS 102.56%

Aerospace & Defense 2.06%

BE Aerospace, Inc.*	77	$3,578
Hexcel Corp.*	102	2,449

Total		6,027

Airlines 1.38%

Spirit Airlines, Inc.*	201	4,034

Automobiles 1.31%

Tesla Motors, Inc.*	103	3,836

Biotechnology 9.62%

Amarin Corp. plc ADR*	265	3,000
Ariad Pharmaceuticals, Inc.*	104	1,659
BioMarin Pharmaceutical, Inc.*	82	2,809
Cepheid, Inc.*	111	4,643
Cubist Pharmaceuticals, Inc.*	82	3,546
Genomic Health, Inc.*	115	3,520
Incyte Corp.*	128	2,470
Medivation, Inc.*	21	1,569
Onyx Pharmaceuticals, Inc.*	57	2,148
Pharmacyclics, Inc.*	100	2,776

Total		28,140

Capital Markets 1.35%

Financial Engines, Inc.*	68	1,520
WisdomTree Investments, Inc.*	291	2,436

Total		3,956

Commercial Banks 3.52%

Bank of the Ozarks, Inc.	44	1,375
SVB Financial Group*	72	4,632
Texas Capital Bancshares, Inc.*	85	2,943
Western Alliance Bancorp*	159	1,347

Total		10,297

Commercial Services & Supplies 1.47%

Clean Harbors, Inc.*	64	4,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2012

Investments	Shares	Fair Value

Computers & Peripherals 4.92%

Fortinet, Inc.*	168	$4,645
Fusion-io, Inc.*	144	4,091
Stratasys, Inc.*	62	2,264
Synaptics, Inc.*	93	3,396

Total		14,396

Diversified Consumer Services 1.54%

Coinstar, Inc.*	71	4,512

Diversified Financial Services 1.01%

MarketAxess Holdings, Inc.	79	2,946

Electronic Equipment, Instruments & Components 4.66%

Cognex Corp.	68	2,880
FARO Technologies, Inc.*	64	3,733
IPG Photonics Corp.*	82	4,268
Maxwell Technologies, Inc.*	150	2,750

Total		13,631

Energy Equipment & Services 2.54%

Atwood Oceanics, Inc.*	62	2,783
Dril-Quip, Inc.*	23	1,496
Lufkin Industries, Inc.	39	3,145

Total		7,424

Food & Staples Retailing 1.77%

Fresh Market, Inc. (The)*	61	2,925
United Natural Foods, Inc.*	48	2,240

Total		5,165

Food Products 0.78%

Annie’s, Inc.*	11	383
Hain Celestial Group, Inc. (The)*	43	1,884

Total		2,267

Health Care Equipment & Supplies 5.33%

Align Technology, Inc.*	146	4,022
DexCom, Inc.*	196	2,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2012

Investments	Shares	Fair Value

Health Care Equipment & Supplies (continued)

Endologix, Inc.*	224	$3,282
Gen-Probe, Inc.*	43	2,856
Insulet Corp.*	98	1,876
MAKO Surgical Corp.*	36	1,517

Total		15,597

Health Care Providers & Services 1.11%

Catalyst Health Solutions, Inc.*	51	3,250

Health Care Technology 3.79%

athenahealth, Inc.*	59	4,373
HealthStream, Inc.*	108	2,504
SXC Health Solutions Corp.*	56	4,198

Total		11,075

Hotels, Restaurants & Leisure 2.85%

BJ’s Restaurants, Inc.*	44	2,216
Buffalo Wild Wings, Inc.*	44	3,990
Peet’s Coffee & Tea, Inc.*	29	2,137

Total		8,343

Household Durables 1.36%

Tempur-Pedic International, Inc.*	47	3,968

Information Technology Services 0.78%

ServiceSource International, Inc.*	148	2,291

Internet Software & Services 12.22%

Angie’s List, Inc.*	188	3,551
Bankrate, Inc.*	169	4,183
Bazaarvoice, Inc.*	48	954
Constant Contact, Inc.*	166	4,945
Cornerstone OnDemand, Inc.*	160	3,494
DealerTrack Holdings, Inc.*	106	3,208
LivePerson, Inc.*	229	3,840
MercadoLibre, Inc. (Argentina)(a)	48	4,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2012

Investments	Shares	Fair Value

Internet Software & Services (continued)

Millennial Media, Inc.*	3	$71
VistaPrint NV (Netherlands)*(a)	78	3,015
Yelp, Inc.*	39	1,049
Youku, Inc. ADR*	98	2,155
Zillow, Inc.*	16	569

Total		35,728

Machinery 5.38%

Chart Industries, Inc.*	68	4,986
Middleby Corp. (The)*	39	3,946
Proto Labs, Inc.*	24	818
RBC Bearings, Inc.*	48	2,214
Westport Innovations, Inc. (Canada) *(a)	92	3,765

Total		15,729

Media 1.05%

Imax Corp. (Canada) *(a)	126	3,079

Metals & Mining 0.67%

Materion Corp.*	68	1,954

Oil, Gas & Consumable Fuels 4.50%

Cheniere Energy, Inc.*	136	2,037
Clean Energy Fuels Corp.*	149	3,171
Energy XXI Bermuda Ltd.*	109	3,936
GasLog Ltd. (Monaco)*(a)	129	1,599
Kodiak Oil & Gas Corp.*	160	1,594
McMoRan Exploration Co.*	77	824

Total		13,161

Professional Services 2.42%

Advisory Board Co. (The)*	37	3,279
CoStar Group, Inc.*	55	3,798

Total		7,077

Semiconductors & Semiconductor Equipment 0.21%

Cavium, Inc.*	20	619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2012

Investments	Shares	Fair Value

Software 13.58%

Aspen Technology, Inc.*	143	$2,936
CommVault Systems, Inc.*	57	2,829
Concur Technologies, Inc.*	104	5,968
Imperva, Inc.*	66	2,584
Jive Software, Inc.*	146	3,965
NetSuite, Inc.*	81	4,074
Parametric Technology Corp.*	83	2,319
SolarWinds, Inc.*	115	4,445
Sourcefire, Inc.*	64	3,080
Synchronoss Technologies, Inc.*	78	2,490
Tangoe, Inc.*	100	1,881
Velti plc (Ireland)*(a)	233	3,157

Total		39,728

Specialty Retail 5.83%

Dick’s Sporting Goods, Inc.	82	3,943
DSW, Inc. Class A	54	2,958
Hibbett Sports, Inc.*	60	3,273
Monro Muffler Brake, Inc.	47	1,950
Teavana Holdings, Inc.*	81	1,597
ULTA Salon, Cosmetics & Fragrance, Inc.*	36	3,344

Total		17,065

Textiles, Apparel & Luxury Goods 2.34%

Steven Madden Ltd.*	68	2,907
Under Armour, Inc. Class A*	42	3,948

Total		6,855

Thrifts & Mortgage Finance 1.21%

Ocwen Financial Corp.*	227	3,548

Total Investments in Common Stocks 102.56% (cost $265,115)		300,007

Liabilities in Excess of Cash and Other Assets (2.56)%		(7,486)

Net Assets 100.00%		$292,521

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 97.98%

Aerospace & Defense 2.97%

General Dynamics Corp.	9,800	$719
Rockwell Collins, Inc.	59,600	3,431
United Technologies Corp.	51,001	4,230

Total		8,380

Air Freight & Logistics 0.92%

FedEx Corp.	28,300	2,603

Airlines 0.16%

United Continental Holdings, Inc.*	21,400	460

Automobiles 1.76%

Ford Motor Co.	396,800	4,956

Beverages 1.70%

Beam, Inc.	18,600	1,089
Coca-Cola Co. (The)	28,244	2,090
Diageo plc ADR	16,712	1,613

Total		4,792

Biotechnology 1.90%

Celgene Corp.*	63,636	4,933
Onyx Pharmaceuticals, Inc.*	11,500	433

Total		5,366

Building Products 0.03%

Fortune Brands Home & Security, Inc.*	4,000	88

Capital Markets 5.29%

Affiliated Managers Group, Inc.*	18,600	2,080
Franklin Resources, Inc.	18,000	2,233
Lazard Ltd. Class A	78,700	2,248
LPL Investment Holdings, Inc.*	37,500	1,423
Morgan Stanley	160,400	3,150
Raymond James Financial, Inc.	52,400	1,914
State Street Corp.	41,000	1,865

Total		14,913

Chemicals 3.56%

Air Products & Chemicals, Inc.	35,641	3,272
Albemarle Corp.	22,700	1,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Chemicals (continued)

Ashland, Inc.	30,100	$1,838
PPG Industries, Inc.	24,000	2,299
Sigma-Aldrich Corp.	16,059	1,173

Total		10,033

Commercial Banks 5.86%

BB&T Corp.	58,700	1,843
City National Corp.	23,053	1,210
Commerce Bancshares, Inc.	23,402	948
Cullen/Frost Bankers, Inc.	41,700	2,426
M&T Bank Corp.	12,600	1,095
PNC Financial Services Group, Inc. (The)	66,619	4,296
Signature Bank*	20,715	1,306
U.S. Bancorp	107,100	3,393

Total		16,517

Commercial Services & Supplies 1.83%

Dun & Bradstreet Corp. (The)	30,000	2,542
Manpower, Inc.	55,400	2,624

Total		5,166

Communications Equipment 0.83%

QUALCOMM, Inc.	34,600	2,354

Computers & Peripherals 1.08%

EMC Corp.*	102,182	3,053

Construction & Engineering 2.68%

Jacobs Engineering Group, Inc.*	70,000	3,106
URS Corp.*	104,800	4,456

Total		7,562

Consumer Finance 1.97%

Capital One Financial Corp.	99,500	5,546

Containers & Packaging 0.55%

Greif, Inc. Class A	28,000	1,566

Diversified Financial Services 2.61%

JPMorgan Chase & Co.	159,934	7,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Electric: Utilities 0.66%

NextEra Energy, Inc.	30,700	$1,875

Electrical Equipment 0.27%

EnerSys*	21,600	748

Electronic Equipment, Instruments & Components 1.91%

Anixter International, Inc.*	50,600	3,670
Arrow Electronics, Inc.*	40,800	1,712

Total		5,382

Energy Equipment & Services 2.75%

GulfMark Offshore, Inc. Class A*	15,000	689
Halliburton Co.	110,500	3,667
Schlumberger Ltd.	19,217	1,344
Superior Energy Services, Inc.*	42,100	1,110
Tidewater, Inc.	17,300	935

Total		7,745

Food & Staples Retailing 0.89%

CVS Caremark Corp.	56,167	2,516

Food Products 2.94%

Archer Daniels Midland Co.	136,119	4,309
Bunge Ltd.	58,093	3,976

Total		8,285

Health Care Equipment & Supplies 0.42%

St. Jude Medical, Inc.	26,442	1,172

Health Care Providers & Services 7.41%

CIGNA Corp.	77,100	3,797
Community Health Systems, Inc.*	79,753	1,774
DaVita, Inc.*	40,700	3,670
Express Scripts Holding Co.*	92,100	4,990
McKesson Corp.	35,782	3,141
UnitedHealth Group, Inc.	48,369	2,851
WellPoint, Inc.	9,100	671

Total		20,894

Hotels, Restaurants & Leisure 0.39%

Darden Restaurants, Inc.	21,500	1,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Household Durables 0.75%

Harman International Industries, Inc.	44,900	$2,102

Insurance 6.29%

ACE Ltd. (Switzerland)(a)	36,841	2,697
Berkshire Hathaway, Inc. Class B*	69,351	5,628
Marsh & McLennan Cos., Inc.	83,502	2,738
Prudential Financial, Inc.	53,700	3,404
Travelers Cos., Inc. (The)	55,000	3,256

Total		17,723

Internet Software & Services 0.52%

eBay, Inc.*	39,600	1,461

Life Sciences Tools & Services 1.66%

Thermo Fisher Scientific, Inc.	83,103	4,685

Machinery 6.18%

Dover Corp.	65,242	4,106
Eaton Corp.	54,440	2,713
Flowserve Corp.	15,200	1,756
Kennametal, Inc.	35,800	1,594
Nordson Corp.	27,500	1,499
Pall Corp.	28,800	1,718
Parker Hannifin Corp.	20,213	1,709
Trinity Industries, Inc.	70,600	2,326

Total		17,421

Media 5.36%

Interpublic Group of Cos., Inc. (The)	421,600	4,811
Omnicom Group, Inc.	92,357	4,678
Time Warner, Inc.	86,600	3,269
Walt Disney Co. (The)	53,800	2,355

Total		15,113

Metals & Mining 2.36%

Carpenter Technology Corp.	15,293	799
Freeport-McMoRan Copper & Gold, Inc.	62,800	2,389
Reliance Steel & Aluminum Co.	61,600	3,479

Total		6,667

Multi-Line Retail 1.59%

J.C. Penney Co., Inc.	27,000	957
Macy’s, Inc.	50,754	2,016
Target Corp.	25,800	1,503

Total		4,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Oil, Gas & Consumable Fuels 5.83%

Anadarko Petroleum Corp.	53,404	$4,184
Apache Corp.	25,084	2,519
Chevron Corp.	13,267	1,423
Devon Energy Corp.	22,186	1,578
Exxon Mobil Corp.	45,311	3,930
Imperial Oil Ltd. (Canada)(a)	36,318	1,648
Range Resources Corp.	19,900	1,157

Total		16,439

Paper & Forest Products 1.03%

International Paper Co.	82,500	2,896

Pharmaceuticals 3.47%

Teva Pharmaceutical Industries Ltd. ADR	130,532	5,882
Warner Chilcott plc Class A (Ireland)*(a)	75,000	1,260
Watson Pharmaceuticals, Inc.*	39,200	2,629

Total		9,771

Real Estate Management & Development 0.67%

Jones Lang LaSalle, Inc.	22,700	1,891

Road & Rail 0.79%

CSX Corp.	65,000	1,399
Kansas City Southern*	11,700	839

Total		2,238

Semiconductors & Semiconductor Equipment 4.71%

Broadcom Corp. Class A*	101,400	3,985
Intel Corp.	52,700	1,481
Lam Research Corp.*	53,672	2,395
Texas Instruments, Inc.	136,600	4,591
Xilinx, Inc.	22,400	816

Total		13,268

Software 1.24%

Adobe Systems, Inc.*	22,000	755
Intuit, Inc.	13,500	811
Microsoft Corp.	59,900	1,932

Total		3,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Specialty Retail 2.19%

Guess?, Inc.	71,271	$2,227
Home Depot, Inc. (The)	62,600	3,150
Penske Automotive Group, Inc.	32,000	788

Total		6,165

Total Common Stocks (cost $243,354,393)		276,240

	Principal Amount (000)

SHORT-TERM INVESTMENT 1.98%

Repurchase Agreement

Repurchase Agreement dated 3/30/2012, 0.01% due 4/2/2012 with Fixed Income Clearing Corp. collateralized by $5,675,000 of Federal National Mortgage Assoc. at 0.60% due 11/14/2013; value: $5,689,188; proceeds: $5,574,092 (cost $5,574,087)	$5,574	5,574

Total Investments in Securities 99.96% (cost $248,928,480)		281,814

Other Assets in Excess of Liabilities 0.04%		103

Net Assets 100.00%		$281,917

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.38%

Aerospace & Defense 3.44%

General Dynamics Corp.	53,100	$3,896
Rockwell Collins, Inc.	247,200	14,229
United Technologies Corp.	225,497	18,703

Total		36,828

Air Freight & Logistics 1.30%

FedEx Corp.	151,200	13,904

Airlines 0.12%

United Continental Holdings, Inc.*	60,244	1,295

Automobiles 1.99%

Ford Motor Co.	1,705,354	21,300

Beverages 1.55%

Coca-Cola Co. (The)	129,100	9,555
Diageo plc ADR	72,900	7,035

Total		16,590

Biotechnology 2.03%

Celgene Corp.*	280,622	21,754

Capital Markets 4.22%

Franklin Resources, Inc.	124,700	15,467
Lazard Ltd. Class A	237,400	6,780
Morgan Stanley	720,895	14,158
State Street Corp.	193,661	8,812

Total		45,217

Chemicals 3.04%

Air Products & Chemicals, Inc.	106,400	9,767
Ashland, Inc.	163,300	9,971
PPG Industries, Inc.	134,100	12,847

Total		32,585

Commercial Banks 6.72%

BB&T Corp.	311,500	9,778
M&T Bank Corp.	175,979	15,289
PNC Financial Services Group, Inc. (The)	306,269	19,751
U.S. Bancorp	498,400	15,790
Wells Fargo & Co.	330,000	11,266

Total		71,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Commercial Services & Supplies 1.08%

Dun & Bradstreet Corp. (The)	136,600	$11,574

Communications Equipment 1.06%

QUALCOMM, Inc.	167,298	11,380

Computers & Peripherals 1.36%

EMC Corp.*	488,295	14,590

Construction & Engineering 1.42%

Jacobs Engineering Group, Inc.*	342,100	15,179

Consumer Finance 2.35%

Capital One Financial Corp.	450,523	25,112

Diversified Financial Services 3.43%

JPMorgan Chase & Co.	799,388	36,756

Diversified Telecommunication Services 1.61%

AT&T, Inc.	268,047	8,371
Verizon Communications, Inc.	230,552	8,814

Total		17,185

Electric: Utilities 0.80%

NextEra Energy, Inc.	139,900	8,545

Electrical Equipment 0.27%

Rockwell Automation, Inc.	36,200	2,885

Electronic Equipment, Instruments & Components 0.85%

Arrow Electronics, Inc.*	217,440	9,126

Energy Equipment & Services 2.25%

Halliburton Co.	505,000	16,761
Schlumberger Ltd.	104,292	7,293

Total		24,054

Food & Staples Retailing 1.18%

CVS Caremark Corp.	282,300	12,647

Food Products 3.23%

Archer Daniels Midland Co.	541,843	17,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Food Products (continued)

Bunge Ltd.	254,980	$17,451

Total		34,606

Health Care Equipment & Supplies 2.15%

Covidien plc (Ireland)(a)	280,171	15,320
St. Jude Medical, Inc.	172,500	7,643

Total		22,963

Health Care Providers & Services 8.88%

CIGNA Corp.	364,852	17,969
DaVita, Inc.*	172,988	15,598
Express Scripts Holding Co.*	429,104	23,249
McKesson Corp.	162,700	14,280
UnitedHealth Group, Inc.	196,826	11,601
WellPoint, Inc.	166,500	12,288

Total		94,985

Household Products 0.16%

Colgate-Palmolive Co.	17,600	1,721

Insurance 8.30%

ACE Ltd. (Switzerland)(a)	185,100	13,549
Berkshire Hathaway, Inc. Class B*	354,326	28,754
Marsh & McLennan Cos., Inc.	415,693	13,631
Prudential Financial, Inc.	305,300	19,353
Travelers Cos., Inc. (The)	229,500	13,586

Total		88,873

Internet Software & Services 0.66%

eBay, Inc.*	191,130	7,051

Life Sciences Tools & Services 2.09%

Thermo Fisher Scientific, Inc.	396,500	22,355

Machinery 4.97%

Dover Corp.	299,765	18,867
Eaton Corp.	317,760	15,834
Flowserve Corp.	100,400	11,597
Parker Hannifin Corp.	81,100	6,857

Total		53,155

Media 4.82%

Comcast Corp. Class A	540,002	16,205
Omnicom Group, Inc.	102,938	5,214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Media (continued)

Time Warner, Inc.	439,700	$16,599
Walt Disney Co. (The)	309,674	13,558

Total		51,576

Metals & Mining 0.77%

Freeport-McMoRan Copper & Gold, Inc.	215,600	8,201

Multi-Line Retail 1.14%

J.C. Penney Co., Inc.	107,400	3,805
Target Corp.	143,545	8,365

Total		12,170

Oil, Gas & Consumable Fuels 7.28%

Anadarko Petroleum Corp.	207,100	16,224
Apache Corp.	101,600	10,205
Chevron Corp.	70,625	7,574
Devon Energy Corp.	116,400	8,278
Exxon Mobil Corp.	207,999	18,040
Imperial Oil Ltd. (Canada)(a)	168,800	7,662
Range Resources Corp.	87,827	5,106
Suncor Energy, Inc. (Canada)(a)	147,121	4,811

Total		77,900

Paper & Forest Products 1.41%

International Paper Co.	429,683	15,082

Pharmaceuticals 2.92%

Teva Pharmaceutical Industries Ltd. ADR	472,367	21,285
Watson Pharmaceuticals, Inc.*	148,074	9,930

Total		31,215

Road & Rail 0.65%

CSX Corp.	321,529	6,919

Semiconductors & Semiconductor Equipment 5.37%

Broadcom Corp. Class A*	429,100	16,863
Intel Corp.	285,228	8,018
Lam Research Corp.*	250,000	11,155
Texas Instruments, Inc.	636,357	21,388

Total		57,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Software 1.34%

Adobe Systems, Inc.*	123,700	$4,244
Microsoft Corp.	313,900	10,123

Total		14,367

Specialty Retail 1.17%

Home Depot, Inc. (The)	249,700	12,562

Total Common Stocks (cost $941,633,299)		1,063,505

Investments	Principal Amount (000)

SHORT-TERM INVESTMENT 0.89%

Repurchase Agreement

Repurchase Agreement dated 3/30/2012, 0.01% due 4/2/2012 with Fixed Income Clearing Corp. collateralized by $8,990,000 of Federal Home Loan Mortgage Corp. at 4.50% due 1/15/2014; value: $9,732,196; proceeds: $9,539,436 (cost $9,539,428)	$9,539	9,539

Total Investments in Securities 100.27% (cost $951,172,727)		1,073,044

Liabilities in Excess of Other Assets (0.27)%		(2,908)

Net Assets 100.00%		$1,070,136

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 100.38%

Aerospace & Defense 2.01%

Rockwell Collins, Inc.	16,562	$953
Spirit AeroSystems Holdings, Inc. Class A*	41,900	1,025

Total		1,978

Air Freight & Logistics 1.25%

Expeditors International of Washington, Inc.	26,509	1,233

Auto Components 1.60%

BorgWarner, Inc.*	18,677	1,575

Automobiles 1.46%

Harley-Davidson, Inc.	29,245	1,435

Biotechnology 0.50%

Onyx Pharmaceuticals, Inc.*	13,152	496

Building Products 0.80%

Lennox International, Inc.	19,500	786

Capital Markets 2.71%

Affiliated Managers Group, Inc.*	13,722	1,534
Invesco Ltd.	42,547	1,135

Total		2,669

Chemicals 3.23%

Albemarle Corp.	8,407	537
Ashland, Inc.	17,421	1,064
Eastman Chemical Co.	12,185	630
Georgia Gulf Corp.*	15,833	552
Westlake Chemical Corp.	6,096	395

Total		3,178

Commercial Services & Supplies 0.80%

Dun & Bradstreet Corp. (The)	9,293	787

Communications Equipment 1.90%

Ciena Corp.*	25,441	412
F5 Networks, Inc.*	10,810	1,459

Total		1,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Computers & Peripherals 3.70%

Fortinet, Inc.*	29,355	$812
NCR Corp.*	69,910	1,518
Teradata Corp.*	19,168	1,306

Total		3,636

Construction & Engineering 1.81%

Chicago Bridge & Iron Co. NV (Netherlands)(a)	18,627	805
Fluor Corp.	16,191	972

Total		1,777

Consumer Finance 1.38%

Discover Financial Services	40,832	1,361

Containers & Packaging 1.02%

Rock-Tenn Co. Class A	14,776	998

Diversified Financial Services 1.42%

Moody’s Corp.	33,247	1,400

Electrical Equipment 3.90%

AMETEK, Inc.	28,292	1,372
Cooper Industries plc	20,323	1,300
Rockwell Automation, Inc.	14,647	1,167

Total		3,839

Electronic Equipment, Instruments & Components 1.67%

IPG Photonics Corp.*	10,400	541
Trimble Navigation Ltd.*	20,235	1,101

Total		1,642

Energy Equipment & Services 3.93%

Atwood Oceanics, Inc.*	18,296	821
Cameron International Corp.*	11,273	595
Core Laboratories NV (Netherlands)(a)	5,342	703
GulfMark Offshore, Inc. Class A*	17,618	810
Nabors Industries Ltd.*	25,600	448
Tidewater, Inc.	8,960	484

Total		3,861

Food & Staples Retailing 1.33%

Whole Foods Market, Inc.	15,674	1,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Health Care Equipment & Supplies 3.05%

Gen-Probe, Inc.*	12,331	$819
IDEXX Laboratories, Inc.*	10,972	959
Intuitive Surgical, Inc.*	1,271	689
MAKO Surgical Corp.*	12,678	534

Total		3,001

Health Care Providers & Services 4.08%

CIGNA Corp.	13,262	653
DaVita, Inc.*	14,836	1,338
Laboratory Corp. of America Holdings*	5,760	527
MEDNAX, Inc.*	20,118	1,496

Total		4,014

Health Care Technology 1.55%

SXC Health Solutions Corp.*	20,344	1,525

Hotels, Restaurants & Leisure 3.19%

Marriott International, Inc. Class A	27,925	1,057
MGM Resorts International*	39,104	533
Starwood Hotels & Resorts Worldwide, Inc.	27,361	1,543

Total		3,133

Household Durables 2.19%

Harman International Industries, Inc.	18,915	885
Tempur-Pedic International, Inc.*	15,043	1,270

Total		2,155

Information Technology Services 0.99%

VeriFone Systems, Inc.*	18,750	973

Life Sciences Tools & Services 1.66%

Agilent Technologies, Inc.	36,667	1,632

Machinery 5.62%

Dover Corp.	19,563	1,231
Eaton Corp.	17,856	890
Flowserve Corp.	9,561	1,105
IDEX Corp.	21,500	906
Joy Global, Inc.	8,586	631
SPX Corp.	9,819	761

Total		5,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Media 1.53%

Discovery Communications, Inc. Class A*	29,759	$1,506

Metals & Mining 0.54%

Walter Energy, Inc.	9,004	533

Multi-Line Retail 2.44%

Dollar General Corp.*	27,759	1,283
Macy’s, Inc.	28,093	1,116

Total		2,399

Oil, Gas & Consumable Fuels 3.64%

Concho Resources, Inc.*	9,952	1,016
Continental Resources, Inc.*	8,750	751
Pioneer Natural Resources Co.	5,350	597
Range Resources Corp.	5,150	299
Whiting Petroleum Corp.*	16,887	917

Total		3,580

Paper & Forest Products 0.90%

International Paper Co.	25,068	880

Pharmaceuticals 1.12%

Watson Pharmaceuticals, Inc.*	16,382	1,099

Professional Services 0.74%

Robert Half International, Inc.	24,027	728

Real Estate Investment Trusts 0.79%

Weyerhaeuser Co.	35,200	772

Real Estate Management & Development 1.33%

CBRE Group, Inc.*	65,367	1,305

Road & Rail 0.40%

Kansas City Southern*	5,528	396

Semiconductors & Semiconductor Equipment 5.60%

Altera Corp.	20,151	802
Analog Devices, Inc.	27,179	1,098
Cavium, Inc.*	25,099	777
Cypress Semiconductor Corp.*	31,525	493
NVIDIA Corp.*	42,116	648

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment (continued)

Silicon Laboratories, Inc.*	21,961	$944
Xilinx, Inc.	20,325	741

Total		5,503

Software 9.76%

ANSYS, Inc.*	14,817	963
Ariba, Inc.*	30,365	993
BroadSoft, Inc.*	24,141	923
Citrix Systems, Inc.*	27,990	2,209
Concur Technologies, Inc.*	12,174	699
MICROS Systems, Inc.*	18,235	1,008
Nuance Communications, Inc.*	18,475	473
Red Hat, Inc.*	28,838	1,727
TIBCO Software, Inc.*	19,907	607

Total		9,602

Specialty Retail 8.34%

Dick’s Sporting Goods, Inc.	29,250	1,406
DSW, Inc. Class A	14,345	786
Guess?, Inc.	33,496	1,047
Limited Brands, Inc.	28,288	1,358
Ross Stores, Inc.	27,214	1,581
Tiffany & Co.	10,640	736
Tractor Supply Co.	14,272	1,292

Total		8,206

Textiles, Apparel & Luxury Goods 4.50%

Deckers Outdoor Corp.*	12,682	800
Hanesbrands, Inc.*	36,192	1,069
lululemon athletica, Inc. (Canada)*(a)	9,715	726
Michael Kors Holdings Ltd. (Hong Kong)*(a)	5,883	274
PVH Corp.	14,289	1,277
Vera Bradley, Inc.*	9,418	284

Total		4,430

Total Common Stocks (cost $86,053,513)		98,722

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.11%

Repurchase Agreement Repurchase Agreement dated 3/30/2012, 0.01% due 4/2/2012 with Fixed Income Clearing Corp. collateralized by $120,000 of Federal National Mortgage Assoc. at 0.60% due 11/14/2013; value: $120,300; proceeds: $113,439 (cost $113,438)	$113	$113

Total Investments in Securities 100.49% (cost $86,166,951)		98,835

Liabilities in Excess of Other Assets (0.49)%		(485)

Net Assets 100.00%		$98,350

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2012

Investments	Shares	U.S. $ Fair Value

LONG-TERM INVESTMENTS 95.99%

COMMON STOCKS 95.37%

Argentina 0.54%

Oil, Gas & Consumable Fuels
YPF SA ADR	900	$25,569

Australia 4.46%

Beverages 1.11%
Coca-Cola Amatil Ltd.	4,047	52,275

Construction & Engineering 1.17%
Leighton Holdings Ltd.	2,497	55,144

Health Care Equipment & Supplies 0.10%
ResMed, Inc. CDI*	1,444	4,487

Health Care Providers & Services 1.05%
Sonic Healthcare Ltd.	3,830	49,671

Media 1.03%
Seven West Media Ltd.	11,974	48,497

Total Australia		210,074

Belgium 2.17%

Beverages
Anheuser-Busch InBev NV	1,402	102,430

Brazil 1.08%

Household Durables
PDG Realty SA Empreendimentos e Participacoes	14,764	51,034

Canada 1.69%

Metals & Mining
Yamana Gold, Inc.	5,100	79,662

China 0.54%

Automobiles
Dongfeng Motor Group Co., Ltd. Class H	14,000	25,276

Finland 0.98%

Electric: Utilities
Fortum OYJ	1,910	46,362

France 2.67%

Aerospace & Defense 0.90%
Safran SA	1,146	42,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2012

Investments	Shares	U.S. $ Fair Value

France (continued)

Construction & Engineering 1.04%
Vinci SA	941	$49,071

Food & Staples Retailing 0.73%
Carrefour SA	1,434	34,378

Total France		125,564

Germany 6.11%

Air Freight & Logistics 1.47%
Deutsche Post AG Registered Shares	3,607	69,442

Electric: Utilities 1.09%
E. On AG*	2,134	51,116

Health Care Equipment & Supplies 1.37%
Fresenius SE & Co. KGaA	630	64,605

Household Products 1.21%
Henkel KGaA	911	56,862

Software 0.97%
SAP AG	675	45,880

Total Germany		287,905

Hong Kong 4.26%

Auto Components 0.47%
Minth Group Ltd.	19,000	22,020

Chemicals 0.59%
Huabao International Holdings Ltd.	42,868	27,877

Real Estate Management & Development 1.28%
New World Development Co., Ltd.	50,000	60,073

Water Utilities 0.64%
Guangdong Investment Ltd.	43,480	30,291

Wireless Telecommunication Services 1.28%
China Mobile Ltd.	5,500	60,521

Total Hong Kong		200,782

Indonesia 0.68%

Commercial Banks
PT Bank Negara Indonesia (Persero) Tbk	73,394	32,106

Ireland 2.17%

Media 0.64%
WPP plc	2,219	30,329

Pharmaceuticals 1.53%
Shire plc	2,232	72,116

Total Ireland		102,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2012

Investments	Shares	U.S. $ Fair Value

Israel 1.74%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	1,820	$82,009

Italy 2.06%

Commercial Banks 1.06%
Intesa Sanpaolo SpA	27,874	49,964

Diversified Telecommunication Services 1.00%
Telecom Italia SpA	39,722	47,229

Total Italy		97,193

Japan 17.43%

Automobiles 3.13%
Honda Motor Co., Ltd.	1,730	65,735
Toyota Motor Corp.	1,900	81,950

		147,685

Chemicals 0.75%
Asahi Kasei Corp.	5,715	35,283

Commercial Banks 1.15%
Bank of Yokohama Ltd. (The)	10,855	54,295

Consumer Finance 1.37%
ORIX Corp.	674	64,330

Electric: Utilities 0.69%
Kansai Electric Power Co., Inc. (The)	2,100	32,526

Electronic Equipment, Instruments & Components 1.43%
Hitachi Ltd.	10,500	67,362

Insurance 0.47%
NKSJ Holdings, Inc.	1,000	22,351

Office Electronics 1.35%
Canon, Inc.	1,350	63,773

Real Estate Management & Development 1.94%
Sumitomo Realty & Development Co., Ltd.	3,800	91,591

Road & Rail 1.74%
East Japan Railway Co.	1,300	81,829

Tobacco 0.72%
Japan Tobacco, Inc.	6	33,780

Trading Companies & Distributors 2.69%
Mitsui & Co., Ltd.	3,940	64,596
Sumitomo Corp.	4,300	62,133

		126,729

Total Japan		821,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2012

Investments	Shares	U.S. $ Fair Value

Netherlands 2.82%

Diversified Financial Services 1.32%
ING Groep NV CVA*	7,477	$62,296

Food & Staples Retailing 1.50%
Koninklijke Ahold NV	5,088	70,505

Total Netherlands		132,801

Norway 3.08%

Commercial Banks 1.31%
DnB NOR ASA	4,792	61,596

Diversified Telecommunication Services 1.77%
Telenor ASA	4,499	83,427

Total Norway		145,023

Poland 0.72%

Electric: Utilities
PGE SA	5,446	33,794

Russia 0.67%
Oil, Gas & Consumable Fuels
Gazprom OAO ADR	2,600	31,720

Singapore 2.74%

Commercial Banks 1.22%
DBS Group Holdings Ltd.	5,096	57,485

Industrial Conglomerates 1.52%
Keppel Corp., Ltd.	8,200	71,690

Total Singapore		129,175

South Korea 2.22%

Commercial Banks 1.07%
DGB Financial Group, Inc.*	3,850	50,459

Semiconductors & Semiconductor Equipment 1.15%
Samsung Electronics Co., Ltd.	48	54,013

Total South Korea		104,472

Sweden 1.44%

Commercial Banks
Swedbank AB A Shares	4,378	68,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2012

Investments	Shares	U.S. $ Fair Value

Switzerland 4.64%

Chemicals 1.36%
Syngenta AG Registered Shares*	186	$64,308

Electrical Equipment 1.27%
ABB Ltd.*	2,924	59,989

Food Products 0.48%
Nestle SA Registered Shares	358	22,526

Insurance 1.53%
Swiss Re AG*	1,127	71,975

Total Switzerland		218,798

Taiwan 2.42%

Computers & Peripherals 1.20%
Asustek Computer, Inc.	6,000	56,616

Semiconductors & Semiconductor Equipment 1.22%
Siliconware Precision Industries Co. ADR	9,500	57,380

Total Taiwan		113,996

Thailand 1.56%

Commercial Banks
Bangkok Bank Public Co., Ltd.	11,670	73,387

Turkey 1.01%

Diversified Telecommunication Services
Turk Telekomunikasyon AS	10,941	47,514

United Kingdom 23.01%

Commercial Banks 3.24%
Barclays plc	15,588	58,655
HSBC Holdings plc ADR	821	36,444
Lloyds Banking Group plc*	106,770	57,390

		152,489

Food Products 1.36%
Unilever plc	1,937	63,948

Insurance 2.57%
Aviva plc	9,624	51,030
Prudential plc	5,865	70,123

		121,153

Media 1.43%
British Sky Broadcasting Group plc	6,247	67,547

Metals & Mining 4.10%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2012

Investments	Shares	U.S. $ Fair Value

United Kingdom (continued)

Anglo American plc	1,939	$72,480
Vedanta Resources plc	2,044	40,148
Xstrata plc	4,716	80,562

		193,190

Multi-Utilities 1.17%
National Grid plc	5,465	55,114

Oil, Gas & Consumable Fuels 5.81%
Afren plc*	18,711	39,924
BG Group plc	2,742	63,507
Cairn Energy plc*	10,606	54,812
Tullow Oil plc	4,740	115,771

		274,014

Pharmaceuticals 1.07%
GlaxoSmithKline plc ADR	1,128	50,659

Road & Rail 0.29%
FirstGroup plc	3,569	13,569

Tobacco 1.51%
Imperial Tobacco Group plc	1,755	71,161

Wireless Telecommunication Services 0.46%
Vodafone Group plc	7,831	21,569

Total United Kingdom		1,084,413

United States 0.46%

Health Care Equipment & Supplies
ResMed, Inc.*	700	21,637

Total Common Stocks (cost $4,291,239)		4,494,703

PREFERRED STOCK 0.62%

Germany

Automobiles
Volkswagen AG (cost $27,454)	166	29,191

Total Long-Term Investments (cost $4,318,693)		4,523,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2012

Investments	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENT 6.68%

Repurchase Agreement

Repurchase Agreement dated 3/30/2012, 0.01% due 4/2/2012 with Fixed Income Clearing Corp. collateralized by $325,000 of Federal National Mortgage Assoc. at 0.60% due 11/14/2013; value: $325,813; proceeds: $314,885 (cost $314,885)	$315	$314,885

Total Investments in Securities 102.67% (cost $4,633,578)		4,838,779

Liabilities in Excess of Foreign Cash and Other Assets (2.67)%		(125,736)

Net Assets 100%		$4,713,043

ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 95.96%

COMMON STOCKS 94.47%

Australia 3.69%

Beverages 1.06%
Treasury Wine Estates Ltd.	124,849	$530

Chemicals 0.47%
Incitec Pivot Ltd.	70,960	232

Health Care Equipment & Supplies 0.91%
Ansell Ltd.	29,607	456

Trading Companies & Distributors 1.25%
Emeco Holdings Ltd.	557,699	624

Total Australia		1,842

Belgium 0.83%

Electric: Utilities
Elia System Operator SA	9,811	415

Brazil 1.10%

Insurance 0.58%
Brasil Insurance Participacoes e Administracao SA	27,200	290

Real Estate Management & Development 0.52%
BR Properties SA	20,300	261

Total Brazil		551

Canada 4.01%

Metals & Mining 0.88%
HudBay Minerals, Inc.	40,102	440

Oil, Gas & Consumable Fuels 3.13%
Bankers Petroleum Ltd.*	119,000	491
Bellatrix Exploration Ltd.*	85,508	451
TransGlobe Energy Corp.*	33,931	411
Vero Energy, Inc.	75,067	208

		1,561

Total Canada		2,001

Finland 0.71%

Leisure Equipment & Products
Amer Sports OYJ A Shares	27,352	357

France 5.66%

Beverages 1.01%
Remy Cointreau SA	4,950	503

Computers & Peripherals 1.19%
Gemalto NV	9,017	595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

France (continued)

Electronic Equipment, Instruments & Components 1.11%
Ingenico	11,433	$554

Information Technology Services 1.08%
AtoS SA	9,361	540

Media 0.73%
Ipsos SA	10,181	365

Semiconductors & Semiconductor Equipment 0.54%
Inside Secure SA*	22,148	268

Total France		2,825

Germany 6.34%

Building Products 0.79%
NORMA Group*	15,901	393

Chemicals 0.72%
Symrise GmbH & Co. AG	12,496	362

Industrial Conglomerates 1.25%
Rheinmetall AG	10,535	624

Life Sciences Tools & Services 1.37%
Gerresheimer AG	15,591	682

Machinery 0.41%
Deutz AG*	31,033	207

Semiconductors & Semiconductor Equipment 0.84%
Dialog Semiconductor plc*	17,116	418

Transportation Infrastructure 0.96%
Hamburger Hafen und Logistik AG	14,241	479

Total Germany		3,165

Hong Kong 7.23%

Auto Components 1.17%
Minth Group Ltd.	504,000	584

Communications Equipment 1.14%
VTech Holdings Ltd.	44,400	569

Construction & Engineering 1.21%
China State Construction International Holdings Ltd.	646,400	602

Hotels, Restaurants & Leisure 1.26%
REXLot Holdings Ltd.	7,100,000	631

Multi-Line Retail 1.46%
Maoye International Holdings Ltd.	1,396,000	372
Parkson Retail Group Ltd.	312,500	357

		729

Specialty Retail 0.99%
Hengdeli Holdings Ltd.	632,000	267
Oriental Watch Holdings	532,000	227

		494

Total Hong Kong		3,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

India 0.39%

Real Estate Management & Development
Housing Development & Infrastructure Ltd.*	114,536	$193

Indonesia 0.98%

Consumer Finance
PT Clipan Finance Indonesia Tbk	8,786,400	490

Ireland 0.61%

Beverages
C&C Group plc	58,956	303

Italy 1.15%

Textiles, Apparel & Luxury Goods
Safilo Group SpA*	34,132	216
Salvatore Ferragamo Italia SpA*	17,318	359

Total Italy		575

Japan 19.34%

Auto Components 1.12%
Keihin Corp.	30,200	559

Building Products 0.49%
Aica Kogyo Co., Ltd.	17,000	244

Chemicals 0.52%
ZEON Corp.	28,000	260

Commercial Services & Supplies 1.63%
Park24 Co., Ltd.	60,600	816

Communications Equipment 1.47%
Hitachi Kokusai Electric, Inc.	80,000	734

Containers & Packaging 1.65%
FP Corp.	13,100	825

Diversified Consumer Services 1.02%
Benesse Holdings, Inc.	10,200	508

Food & Staples Retailing 0.98%
Sundrug Co., Ltd.	15,800	489

Food Products 1.52%
Mitsui Sugar Co., Ltd.	72,000	240
Toyo Suisan Kaisha Ltd.	20,000	519

		759

Health Care Equipment & Supplies 1.22%
Hogy Medical Co., Ltd.	13,600	607

Information Technology Services 1.01%
Obic Co., Ltd.	2,480	503

Machinery 1.05%
Hitachi Construction Machinery Co., Ltd.	13,600	301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Japan (continued)

Nabtesco Corp.	10,900	$223

		524

Multi-Line Retail 1.13%
Don Quijote Co., Ltd.	15,600	566

Real Estate Management & Development 1.23%
Tokyo Tatemono Co., Ltd.	152,000	615

Software 1.03%
Capcom Co., Ltd.	22,500	514

Specialty Retail 1.65%
Nitori Holdings Co., Ltd.	5,450	493
United Arrows Ltd.	15,800	331

		824

Wireless Telecommunication Services 0.62%
Okinawa Cellular Telephone Co.	152	312

Total Japan		9,659

Netherlands 3.53%

Professional Services 2.19%
Brunel International NV	24,773	1,092

Semiconductors & Semiconductor Equipment 1.34%
ASM International NV	17,440	671

Total Netherlands		1,763

Norway 2.57%

Energy Equipment & Services 1.69%
Electromagnetic GeoServices ASA*	119,487	352
Ocean Rig UDW, Inc.*	29,029	491

		843

Internet Software & Services 0.88%
Opera Software ASA	65,673	442

Total Norway		1,285

Philippines 2.91%

Commercial Banks 1.08%
Security Bank Corp.	161,590	538

Real Estate Management & Development 1.83%
Filinvest Land, Inc.	13,745,000	413
Megaworld Corp.	10,939,000	500

		913

Total Philippines		1,451

Singapore 1.81%

Commercial Services & Supplies 0.88%
Cape plc	66,687	440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

Singapore (continued)

Real Estate Investment Trusts 0.93%
Suntec REIT	467,000	$464

Total Singapore		904

South Korea 2.08%

Auto Components 1.27%
Mando Corp.	4,340	638

Commercial Banks 0.81%
DGB Financial Group, Inc.*	30,760	403

Total South Korea		1,041

Spain 2.78%

Food Products
Ebro Foods SA	24,679	479
Viscofan SA	20,366	911

Total Spain		1,390

Sweden 3.39%

Commercial Services & Supplies 2.66%
Intrum Justitia AB	43,365	721
Loomis AB	42,520	607

		1,328

Food & Staples Retailing 0.73%
Axfood AB	10,174	366

Total Sweden		1,694

Switzerland 1.71%

Capital Markets 0.47%
EFG International AG*	23,921	233

Household Durables 1.24%
Forbo Holding AG Registered Shares*	851	622

Total Switzerland		855

Taiwan 1.33%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	110,000	664

United Kingdom 20.32%

Airlines 1.45%
easyJet plc	93,198	724

Beverages 0.98%
Britvic plc	79,760	491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Capital Markets 2.28%
3i Group plc	175,307	$600
Jupiter Fund Management plc	135,735	541

		1,141

Chemicals 1.30%
Croda International plc	19,326	651

Commercial Services & Supplies 0.71%
Regus plc	193,692	352

Electrical Equipment 0.02%
Ceres Power Holdings plc*	51,000	7

Electronic Equipment, Instruments & Components 1.00%
Premier Farnell plc	144,588	496

Hotels, Restaurants & Leisure 0.72%
Sportingbet plc	595,735	360

Independent Power Producers & Energy Traders 0.43%
APR Energy plc*	14,291	216

Industrial Conglomerates 0.64%
Lonrho plc*	1,571,602	321

Insurance 2.39%
Amlin plc	105,834	558
Catlin Group Ltd.	97,294	632

		1,190

Internet Software & Services 1.06%
Telecity Group plc*	44,979	530

Media 1.05%
Aegis Group plc	177,950	526

Metals & Mining 0.78%
New World Resources plc A Shares	57,115	390

Multi-Line Retail 0.72%
Debenhams plc	276,714	358

Oil, Gas & Consumable Fuels 2.59%
Afren plc*	317,847	678
Dragon Oil plc	39,998	399
Max Petroleum plc*	1,067,061	218

		1,295

Professional Services 2.20%
Intertek Group plc	18,173	730
Michael Page International plc	47,935	368

		1,098

Total United Kingdom		10,146

Total Common Stocks (cost $44,339,757)		47,178

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	U.S. $ Fair Value (000)

PREFERRED STOCKS 1.49%

Brazil

Gas Utilities 1.00%
Companhia de Gas de Sao Paulo	19,700	$499

Machinery 0.49%
Marcopolo SA	47,694	244

Total Preferred Stocks (cost $718,150)		743

Total Long-Term Investments (cost $45,057,907)		47,921

	Principal Amount (000)

SHORT-TERM INVESTMENT 3.78%

Repurchase Agreement

Repurchase Agreement dated 3/30/2012, 0.01% due 4/2/2012 with Fixed Income Clearing Corp. collateralized by $1,925,000 of Federal National Mortgage Assoc. at 0.60% due 11/14/2013; value: $1,929,813; proceeds: $1,889,783 (cost $1,889,781)	$1,890	1,890

Total Investments in Securities 99.74% (cost $46,947,688)		49,811

Foreign Cash and Other Assets in Excess of Liabilities 0.26%		132

Net Assets 100.00%		$49,943

ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (formerly, Mid-Cap Value Portfolio) March 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.07%

Aerospace & Defense 1.37%

Rockwell Collins, Inc.	105,168	$6,054

Airlines 0.11%

United Continental Holdings, Inc.*	23,400	503

Auto Components 0.38%

Lear Corp.	36,400	1,692

Beverages 1.27%

Beam, Inc.	69,288	4,058
Dr. Pepper Snapple Group, Inc.	39,000	1,568

Total		5,626

Building Products 0.09%

Fortune Brands Home & Security, Inc.*	17,800	393

Capital Markets 3.67%

Affiliated Managers Group, Inc.*	40,000	4,472
Lazard Ltd. Class A	213,900	6,109
LPL Investment Holdings, Inc.*	58,300	2,212
Raymond James Financial, Inc.	94,400	3,449

Total		16,242

Chemicals 4.95%

Air Products & Chemicals, Inc.	41,800	3,837
Ashland, Inc.	112,800	6,887
Celanese Corp. Series A	67,100	3,099
Chemtura Corp.*	121,900	2,070
Eastman Chemical Co.	86,500	4,471
International Flavors & Fragrances, Inc.	26,700	1,565

Total		21,929

Commercial Banks 7.58%

City National Corp.	99,000	5,195
Comerica, Inc.	152,900	4,948
Commerce Bancshares, Inc.	65,800	2,666
Cullen/Frost Bankers, Inc.	84,800	4,934
Hancock Holding Co.	151,200	5,369
M&T Bank Corp.	70,200	6,099
Signature Bank*	52,300	3,297
Zions Bancorporation	50,800	1,090

Total		33,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (formerly, Mid-Cap Value Portfolio) March 31, 2012

Investments	Shares	Fair Value (000)

Commercial Services & Supplies 3.03%

Dun & Bradstreet Corp. (The)	44,500	$3,770
Manpower, Inc.	100,785	4,774
Republic Services, Inc.	160,100	4,893

Total		13,437

Construction & Engineering 3.18%

Jacobs Engineering Group, Inc.*	153,900	6,829
URS Corp.*	170,800	7,262

Total		14,091

Construction Materials 0.20%

Eagle Materials, Inc.	25,400	883

Consumer Finance 0.50%

Discover Financial Services	66,000	2,200

Containers & Packaging 2.68%

Ball Corp.	88,400	3,790
Greif, Inc. Class A	105,700	5,911
Rock-Tenn Co. Class A	32,500	2,196

Total		11,897

Diversified Financial Services 0.98%

CIT Group, Inc.*	73,800	3,044
NASDAQ OMX Group, Inc. (The)*	50,400	1,305

Total		4,349

Diversified Telecommunication Services 0.98%

CenturyLink, Inc.	112,300	4,340

Electric: Utilities 1.23%

Northeast Utilities	37,462	1,391
NV Energy, Inc.	42,700	688
PPL Corp.	119,800	3,386

Total		5,465

Electrical Equipment 0.76%

AMETEK, Inc.	45,600	2,212
Woodward, Inc.	27,200	1,165

Total		3,377

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (formerly, Mid-Cap Value Portfolio) March 31, 2012

Investments	Shares	Fair Value (000)

Electronic Equipment, Instruments & Components 3.11%

Anixter International, Inc.*	76,900	$5,578
Arrow Electronics, Inc.*	70,900	2,976
TE Connectivity Ltd. (Switzerland)(a)	142,000	5,218

Total		13,772

Energy Equipment & Services 4.67%

Ensco plc ADR	84,400	4,467
GulfMark Offshore, Inc. Class A*	24,400	1,121
Halliburton Co.	81,500	2,705
Rowan Cos., Inc.*	68,200	2,246
Superior Energy Services, Inc.*	110,500	2,913
Tidewater, Inc.	81,800	4,419
Weatherford International Ltd. (Switzerland)*(a)	188,400	2,843

Total		20,714

Food Products 2.04%

Bunge Ltd.	118,900	8,138
Flowers Foods, Inc.	43,500	886

Total		9,024

Gas Utilities 0.25%

Questar Corp.	57,100	1,100

Health Care Equipment & Supplies 1.01%

St. Jude Medical, Inc.	101,300	4,489

Health Care Providers & Services 4.67%

CIGNA Corp.	125,000	6,156
Community Health Systems, Inc.*	127,300	2,831
DaVita, Inc.*	53,500	4,824
McKesson Corp.	65,400	5,740
MEDNAX, Inc.*	15,118	1,125

Total		20,676

Hotels, Restaurants & Leisure 0.25%

Darden Restaurants, Inc.	21,500	1,100

Household Durables 2.89%

Garmin Ltd. (Switzerland)(a)	50,100	2,352
Harman International Industries, Inc.	122,700	5,743
Tupperware Brands Corp.	73,900	4,693

Total		12,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (formerly, Mid-Cap Value Portfolio) March 31, 2012

Investments	Shares	Fair Value (000)

Industrial Conglomerates 0.85%

Tyco International Ltd. (Switzerland)(a)	67,100	$3,770

Information Technology Services 2.38%

Fiserv, Inc.*	126,815	8,800
Western Union Co. (The)	99,500	1,751

Total		10,551

Insurance 4.77%

ACE Ltd. (Switzerland)(a)	67,100	4,912
Everest Re Group Ltd.	53,731	4,971
Lincoln National Corp.	58,400	1,539
Marsh & McLennan Cos., Inc.	116,400	3,817
PartnerRe Ltd.	86,900	5,900

Total		21,139

Life Sciences Tools & Services 0.89%

Agilent Technologies, Inc.	88,300	3,930

Machinery 8.28%

Dover Corp.	116,600	7,339
Eaton Corp.	88,600	4,415
Esterline Technologies Corp.*	54,948	3,927
IDEX Corp.	100,591	4,238
Kennametal, Inc.	75,100	3,344
Nordson Corp.	23,600	1,287
Pall Corp.	44,800	2,671
Parker Hannifin Corp.	35,700	3,018
SPX Corp.	22,009	1,706
Timken Co. (The)	29,400	1,492
Trinity Industries, Inc.	99,100	3,265

Total		36,702

Media 5.59%

Discovery Communications, Inc. Class A*	89,900	4,549
Interpublic Group of Cos., Inc. (The)	990,000	11,296
Omnicom Group, Inc.	175,800	8,904

Total		24,749

Metals & Mining 1.77%

Carpenter Technology Corp.	47,000	2,455
Reliance Steel & Aluminum Co.	95,700	5,405

Total		7,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (formerly, Mid-Cap Value Portfolio) March 31, 2012

Investments	Shares	Fair Value (000)

Multi-Line Retail 1.85%

Macy’s, Inc.	206,800	$8,216

Multi-Utilities 1.00%

CMS Energy Corp.	202,200	4,448

Oil, Gas & Consumable Fuels 2.57%

El Paso Corp.	137,700	4,069
EQT Corp.	44,900	2,165
QEP Resources, Inc.	71,500	2,181
Range Resources Corp.	51,368	2,986

Total		11,401

Paper & Forest Products 1.24%

International Paper Co.	156,200	5,483

Pharmaceuticals 4.16%

Mylan, Inc.*	380,900	8,932
Par Pharmaceutical Cos., Inc.*	90,000	3,486
Warner Chilcott plc Class A (Ireland)*(a)	161,900	2,721
Watson Pharmaceuticals, Inc.*	49,210	3,300

Total		18,439

Real Estate Investment Trusts 1.38%

Alexandria Real Estate Equities, Inc.	52,200	3,817
Weyerhaeuser Co.	105,000	2,302

Total		6,119

Real Estate Management & Development 1.12%

Jones Lang LaSalle, Inc.	59,622	4,967

Road & Rail 1.09%

Kansas City Southern*	28,200	2,022
Knight Transportation, Inc.	158,200	2,794

Total		4,816

Semiconductors & Semiconductor Equipment 3.93%

Analog Devices, Inc.	79,700	3,220
Broadcom Corp. Class A*	103,200	4,056
Lam Research Corp.*	64,700	2,887
Micron Technology, Inc.*	564,200	4,570
Xilinx, Inc.	73,147	2,664

Total		17,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (formerly, Mid-Cap Value Portfolio) March 31, 2012

Investments	Shares	Fair Value (000)

Software 1.23%

Adobe Systems, Inc.*	98,000	$3,362
Intuit, Inc.	34,500	2,075

Total		5,437

Specialty Retail 2.31%

Guess?, Inc.	108,000	3,375
PetSmart, Inc.	19,200	1,098
Pier 1 Imports, Inc.*	315,939	5,744

Total		10,217

Textiles, Apparel & Luxury Goods 0.81%

Gildan Activewear, Inc. (Canada)(a)	65,300	1,799
PVH Corp.	19,900	1,778

Total		3,577

Total Common Stocks (cost $366,236,171)		438,957

	Principal Amount (000)

SHORT-TERM INVESTMENT 1.47%

Repurchase Agreement

Repurchase Agreement dated 3/30/2012, 0.01% due 4/2/2012 with Fixed Income Clearing Corp. collateralized by $6,630,000 of Federal National Mortgage Assoc. at 0.55% due 10/18/2013; value:$6,646,304; proceeds: $6,515,489 (cost $6,515,484)	$6,515	6,515

Total Investments in Securities 100.54% (cost $372,751,655)		445,472

Liabilities in Excess of Cash and Other Assets (0.54)%		(2,401)

Net Assets 100.00%		$443,071

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

LONG-TERM INVESTMENTS 110.40%

ASSET-BACKED SECURITIES 9.08%

Automobiles 4.27%

Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	$22		$21,972
Ally Auto Receivables Trust 2011-3 A2	0.362%#	1/15/2014	34		33,583
Ally Auto Receivables Trust 2011-4 A2	0.65%	3/17/2014	72		72,009
AmeriCredit Automobile Receivables Trust 2010-2 A2	1.22%	10/8/2013	—	(a)	35
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	2		1,741
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	20		20,316
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%	11/10/2014	24		24,524
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	30		30,061
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	30		30,072
CarMax Auto Owner Trust 2010-2 A3	1.41%	2/16/2015	34		33,972
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	2		2,454
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	9		9,294
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	30		30,019
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	30		30,014
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	—	(a)	782
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	93		93,006
Hyundai Auto Receivables Trust 2012-A A2	0.55%	6/16/2014	50		50,015
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%	1/15/2014	30		30,077
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	30		30,012
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	15		15,338
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	25		25,004
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	8		7,649
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	1		1,078
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	19		18,818
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	22		22,401
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%	8/15/2014	20		20,046
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	15		15,051
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%	5/15/2015	40		40,020
Volkswagen Auto Lease Trust 2011-A A2	1.00%	2/20/2014	35		35,075
World Omni Automobile Lease Securitization Trust 2011-A A2	0.81%	10/15/2013	24		24,101

Total					768,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Credit Cards 4.05%

American Express Credit Account Master Trust 2005-4 A	0.312	%#	1/15/2015	$125	$125,006
American Express Credit Account Master Trust 2005-7 A	0.312	%#	3/16/2015	85	85,019
American Express Issuance Trust 2005-2 A	0.312	%#	8/15/2013	100	100,001
Chase Issuance Trust 2005-A6	0.312	%#	7/15/2014	105	105,025
Chase Issuance Trust 2009-A2	1.792	%#	4/15/2014	112	112,080
Discover Card Master Trust 2009-A2 A	1.542	%#	2/17/2015	100	100,502
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	100	100,959

Total					728,592

Home Equity 0.10%

Option One Mortgage Loan Trust 2005-1 A4	0.642	%#	2/25/2035	20	17,724

Other 0.66%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.572	%#	6/25/2035	19	18,906
Saxon Asset Securities Trust 2006-3 A2	0.352	%#	10/25/2046	10	9,701
SLM Student Loan Trust 2011-1 A1	0.762	%#	3/25/2026	90	89,071

Total					117,678

Total Asset-Backed Securities (cost $1,632,849)					1,632,533

CORPORATE BONDS 42.37%

Air Transportation 0.06%

Qantas Airways Ltd. (Australia)†(b)	6.05%		4/15/2016	10	10,295

Apparel 0.13%

PVH Corp.	7.75%		11/15/2023	20	22,805

Auto Parts: Original Equipment 0.43%

BorgWarner, Inc.	8.00%		10/1/2019	34	40,677
Hertz Corp. (The)	7.50%		10/15/2018	35	37,319

Total					77,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Auto Trucks & Parts 0.14%

Commercial Vehicle Group, Inc.†	7.875%	4/15/2019	$24	$24,360

Automotive 0.37%

Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	13	14,040
Ford Motor Co.	6.625%	10/1/2028	9	10,037
Ford Motor Co.	7.45%	7/16/2031	34	41,735

Total				65,812

Banks: Diversified 3.20%

Bank of America Corp.	5.625%	7/1/2020	5	5,221
Bank of America Corp.	7.625%	6/1/2019	95	109,700
Citigroup, Inc.	4.45%	1/10/2017	13	13,632
Citigroup, Inc.	8.50%	5/22/2019	35	43,211
Compagnie de Financement Foncier (France)†(b)	1.625%	7/23/2012	100	100,138
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	16	16,491
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	114	130,427
JPMorgan Chase & Co.	4.35%	8/15/2021	57	58,351
JPMorgan Chase & Co.	4.50%	1/24/2022	30	31,272
Morgan Stanley	4.75%	3/22/2017	38	38,054
Morgan Stanley	5.50%	7/28/2021	29	28,392

Total				574,889

Banks: Money Center 0.61%

Huntington Bancshares, Inc.	7.00%	12/15/2020	46	51,994
SVB Financial Group	5.375%	9/15/2020	16	17,333
Zions Bancorporation	4.50%	3/27/2017	40	39,794

Total				109,121

Beverages 0.55%

Anheuser-Busch InBev Worldwide, Inc.	2.50%	3/26/2013	74	75,359
Bacardi Ltd.†	7.45%	4/1/2014	15	16,760
Central American Bottling Corp.†	6.75%	2/9/2022	6	6,240

Total				98,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Biotechnology Research & Production 0.51%

Amgen, Inc.	5.65%	6/15/2042	$45	$48,294
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	35	39,025
Laboratory Corp. of America Holdings	5.50%	2/1/2013	5	5,176

Total				92,495

Broadcasting 0.27%

Cox Communications, Inc.	4.625%	6/1/2013	5	5,225
Cox Communications, Inc.	7.125%	10/1/2012	42	43,363

Total				48,588

Brokers 0.49%

Raymond James Financial, Inc.	8.60%	8/15/2019	73	88,801

Building Materials 0.28%

Building Materials Corp. of America†	7.00%	2/15/2020	7	7,473
Holcim US Finance SARL & Cie SCS (Luxembourg)†(b)	6.00%	12/30/2019	5	5,173
Owens Corning, Inc.	9.00%	6/15/2019	31	38,323

Total				50,969

Business Services 0.86%

ERAC USA Finance LLC†	5.80%	10/15/2012	85	87,067
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	31	31,852
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	8	8,710
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	10	9,700
Verisk Analytics, Inc.	4.875%	1/15/2019	13	13,793
Verisk Analytics, Inc.	5.80%	5/1/2021	3	3,209

Total				154,331

Cable Services 0.54%

Time Warner Cable, Inc.	6.55%	5/1/2037	30	34,854
Time Warner Cable, Inc.	7.30%	7/1/2038	49	61,992

Total				96,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals 1.63%

Airgas, Inc.	7.125%	10/1/2018	$50	$54,267
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	53	61,745
Incitec Pivot Finance LLC†	6.00%	12/10/2019	50	53,242
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	31	31,615
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	7	7,284
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	53	54,345
Westlake Chemical Corp.	6.625%	1/15/2016	14	14,315
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	15	16,210

Total				293,023

Coal 0.26%

Peabody Energy Corp.†	6.00%	11/15/2018	6	5,910
Peabody Energy Corp.	7.875%	11/1/2026	40	41,600

Total				47,510

Communications Services 0.14%

Avaya, Inc.†	7.00%	4/1/2019	25	25,188

Computer Hardware 0.28%

Hewlett-Packard Co.	4.50%	3/1/2013	42	43,409
Maxim Integrated Products, Inc.	3.45%	6/14/2013	2	2,055
Seagate Technology International†	10.00%	5/1/2014	5	5,675

Total				51,139

Computer Software 0.50%

BMC Software, Inc.	7.25%	6/1/2018	50	59,247
SunGard Data Systems, Inc.	10.25%	8/15/2015	30	31,313

Total				90,560

Computer Technology 0.16%

EQT Corp.	6.50%	4/1/2018	25	28,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Consumer Products 0.35%

Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	$39	$42,218
Tupperware Brands Corp.	4.75%	6/1/2021	20	20,381

Total				62,599

Containers 0.59%

Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	5	5,406
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	50	42,500
Pactiv Corp.	7.95%	12/15/2025	19	15,295
Rock-Tenn Co.†	4.90%	3/1/2022	3	3,001
Rock-Tenn Co.	5.625%	3/15/2013	6	6,180
Sealed Air Corp.†	8.125%	9/15/2019	30	33,263

Total				105,645

Data Product, Equipment & Communications 0.05%

Fidelity National Information Services, Inc.†	7.625%	7/15/2017	8	8,760

Electric: Power 1.39%

Black Hills Corp.	9.00%	5/15/2014	3	3,356
Bruce Mansfield Unit 1	6.85%	6/1/2034	10	10,363
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	6	3,574
Dominion Resources, Inc.	6.25%	6/30/2012	125	126,683
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	5	5,352
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	15	16,603
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	3	3,078
National Fuel Gas Co.	8.75%	5/1/2019	23	28,096
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	15	16,612
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	8	10,190
PNM Resources, Inc.	9.25%	5/15/2015	4	4,635
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	5	5,403
Texas-New Mexico Power Co.†	9.50%	4/1/2019	12	15,825

Total				249,770

Electrical: Household 0.02%

Legrand France SA (France)(b)	8.50%	2/15/2025	3	3,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electronics 0.05%

PerkinElmer, Inc.	5.00%	11/15/2021	$6	$6,277
Thomas & Betts Corp.	5.625%	11/15/2021	3	3,337

Total				9,614

Electronics: Semi-Conductors/Components 0.36%

Agilent Technologies, Inc.	4.45%	9/14/2012	7	7,105
KLA-Tencor Corp.	6.90%	5/1/2018	49	58,497

Total				65,602

Energy Equipment & Services 0.73%

Cameron International Corp.	7.00%	7/15/2038	57	72,400
NRG Energy, Inc.	7.375%	1/15/2017	56	58,380

Total				130,780

Engineering & Contracting Services 0.02%

Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	3	2,893

Environmental Services 0.11%

Casella Waste Systems, Inc.	11.00%	7/15/2014	19	20,425

Fertilizers 0.03%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	5	6,128

Financial Services 2.51%

General Electric Capital Corp.	2.00%	9/28/2012	120	121,082
General Electric Capital Corp.	6.75%	3/15/2032	70	83,877
General Electric Capital Corp.	6.875%	1/10/2039	92	114,001
Merrill Lynch & Co., Inc.	5.45%	2/5/2013	17	17,484
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	17	17,297
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	11	11,165
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	58	56,918
TD Ameritrade Holding Corp.	5.60%	12/1/2019	4	4,393
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	20	25,416

Total				451,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial: Miscellaneous 0.61%

NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	$60	$64,646
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	5	5,138
SLM Corp.	8.45%	6/15/2018	35	39,200

Total				108,984

Food 0.81%

JBS USA LLC/JBS USA Finance, Inc.†	8.25%	2/1/2020	5	5,150
Kellogg Co.	4.25%	3/6/2013	15	15,514
Kellogg Co.	5.125%	12/3/2012	61	62,867
Kraft Foods, Inc.	6.00%	2/11/2013	17	17,765
Post Holdings, Inc.†	7.375%	2/15/2022	7	7,350
Southern States Cooperative, Inc.†	11.25%	5/15/2015	2	2,145
Tyson Foods, Inc.	6.85%	4/1/2016	5	5,700
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	28	29,053

Total				145,544

Gaming 0.14%

CCM Merger, Inc.†	9.125%	5/1/2019	25	25,375

Health Care Products 0.47%

Biomet, Inc.	11.625%	10/15/2017	35	38,019
Gilead Sciences, Inc.	5.65%	12/1/2041	13	13,938
Hanger Orthopedic Group, Inc.	7.125%	11/15/2018	25	26,250
HCA, Inc.	8.50%	4/15/2019	5	5,581

Total				83,788

Health Care Services 0.31%

Centene Corp.	5.75%	6/1/2017	5	5,194
Express Scripts Holding Co.	5.25%	6/15/2012	21	21,179
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	25	26,625
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	2	2,160

Total				55,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Hospital Management 0.01%

Universal Health Services, Inc.	7.125%	6/30/2016	$2	$2,270

Household Equipment/Products 0.02%

American Standard Americas†	10.75%	1/15/2016	4	2,900

Household Furnishings 0.04%

Simmons Bedding Co.†	11.25%	7/15/2015	7	7,254

Insurance 1.47%

American International Group, Inc.	3.80%	3/22/2017	65	65,890
American International Group, Inc.	4.875%	9/15/2016	5	5,294
Fidelity National Financial, Inc.	6.60%	5/15/2017	17	18,019
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	5	5,002
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	30	31,213
Markel Corp.	7.125%	9/30/2019	53	59,636
Validus Holdings Ltd.	8.875%	1/26/2040	14	15,517
Willis North America, Inc.	5.625%	7/15/2015	25	26,969
Willis North America, Inc.	7.00%	9/29/2019	32	37,074

Total				264,614

Investment Management Companies 0.50%

Lazard Group LLC	7.125%	5/15/2015	69	74,869
Oaktree Capital Management LP†	6.75%	12/2/2019	15	15,273

Total				90,142

Leasing 0.15%

International Lease Finance Corp.	8.25%	12/15/2020	25	27,568

Lodging 0.38%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	10	10,363
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	57,732

Total				68,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery: Agricultural 0.46%

Lorillard Tobacco Co.	8.125%	6/23/2019	$47	$58,438
Lorillard Tobacco Co.	8.125%	5/1/2040	20	24,234

Total				82,672

Machinery: Industrial/Specialty 0.20%

CPM Holdings, Inc.	10.625%	9/1/2014	4	4,280
Cummins, Inc.	7.125%	3/1/2028	25	32,006

Total				36,286

Machinery: Oil Well Equipment & Services 0.35%

National Oilwell Varco, Inc.	6.125%	8/15/2015	42	42,993
Pride International, Inc.	8.50%	6/15/2019	15	19,753

Total				62,746

Manufacturing 0.10%

Hillenbrand, Inc.	5.50%	7/15/2020	3	3,154
JB Poindexter & Co., Inc.†	9.00%	4/1/2022	14	14,472

Total				17,626

Materials & Commodities 0.21%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	35	37,712

Media 1.94%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	143	149,924
NBCUniversal Media LLC	6.40%	4/30/2040	99	119,478
News America, Inc.	6.90%	8/15/2039	15	17,836
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	5	5,800
Time Warner, Inc.	7.625%	4/15/2031	22	28,246
Videotron Ltee (Canada)(b)	9.125%	4/15/2018	25	27,750

Total				349,034

Metal Fabricating 0.21%

Timken Co.	6.00%	9/15/2014	8	8,730
Xstrata Canada Corp. (Canada)(b)	7.25%	7/15/2012	28	28,519

Total				37,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals & Minerals: Miscellaneous 1.09%

AngloGold Ashanti Holdings plc (United Kingdom)(b)	6.50%	4/15/2040	$48	$45,700
BHP Billiton Finance USA Ltd. (Australia)(b)	6.50%	4/1/2019	7	8,693
Compass Minerals International, Inc.	8.00%	6/1/2019	45	49,050
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	10	11,425
Rio Tinto Finance USA Ltd. (Australia)(b)	9.00%	5/1/2019	60	81,180

Total				196,048

Multi-Sector Companies 0.41%

General Electric Co.	5.00%	2/1/2013	71	73,602

Natural Gas 0.40%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	2	2,425
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2	2,206
Spectra Energy Capital LLC	5.50%	3/1/2014	4	4,259
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	52	63,850

Total				72,740

Oil 2.21%

Antero Resources Finance Corp.†	7.25%	8/1/2019	7	7,245
Atwood Oceanics, Inc.	6.50%	2/1/2020	25	26,375
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	20	20,500
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	70	85,463
Continental Resources, Inc.	8.25%	10/1/2019	52	58,370
Ecopetrol SA (Colombia)(b)	7.625%	7/23/2019	1	1,242
HollyFrontier Corp.	9.875%	6/15/2017	40	44,800
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	5	5,294
NuStar Logistics LP	6.05%	3/15/2013	10	10,387
Petro-Canada (Canada)(b)	4.00%	7/15/2013	25	25,949
QEP Resources, Inc.	6.875%	3/1/2021	5	5,550
Rosetta Resources, Inc.	9.50%	4/15/2018	2	2,210
SEACOR Holdings, Inc.	7.375%	10/1/2019	15	15,866
Total Capital Canada Ltd. (Canada)(b)	1.625%	1/28/2014	16	16,078
Total Capital SA (France)(b)	3.00%	6/24/2015	9	9,351
Valero Energy Corp.	9.375%	3/15/2019	10	13,116
Valero Energy Corp.	10.50%	3/15/2039	29	43,316
WPX Energy, Inc.†	5.25%	1/15/2017	7	7,000

Total				398,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers 1.25%

Chesapeake Midstream Partners LP/CHKM Finance Corp.†	6.125%	7/15/2022	$4	$4,050
Enogex LLC†	6.875%	7/15/2014	13	14,116
Enterprise Products Operating LLC	7.55%	4/15/2038	56	71,992
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.50%	3/1/2020	3	3,052
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	22	23,457
Murphy Oil Corp.	6.375%	5/1/2012	40	40,148
Southeast Supply Header LLC†	4.85%	8/15/2014	2	2,118
Southwestern Energy Co.	7.50%	2/1/2018	54	65,332

Total				224,265

Oil: Integrated Domestic 0.88%

Buckeye Partners LP	6.05%	1/15/2018	37	41,800
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	21	21,437
Occidental Petroleum Corp.	9.25%	8/1/2019	2	2,686
Questar Gas Co.	7.20%	4/1/2038	3	3,969
Rockies Express Pipeline LLC†	6.85%	7/15/2018	40	37,600
Rowan Cos., Inc.	7.875%	8/1/2019	42	50,199

Total				157,691

Oil: Integrated International 0.52%

Petrobras International Finance Co. (Brazil)(b)	5.375%	1/27/2021	4	4,327
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	2	2,370
Petrohawk Energy Corp.	7.875%	6/1/2015	2	2,110
Petrohawk Energy Corp.	10.50%	8/1/2014	20	22,375
Transocean, Inc.	6.375%	12/15/2021	5	5,636
Weatherford International Ltd (Switzerland)(b)	4.50%	4/15/2022	10	9,985
Weatherford International Ltd.	4.95%	10/15/2013	11	11,549
Weatherford International Ltd.	9.875%	3/1/2039	25	34,520

Total				92,872

Paper & Forest Products 1.16%

Clearwater Paper Corp.	7.125%	11/1/2018	25	26,625
Clearwater Paper Corp.	10.625%	6/15/2016	3	3,375
Georgia-Pacific LLC	8.875%	5/15/2031	67	90,624
International Paper Co.	9.375%	5/15/2019	25	33,077
Plum Creek Timberlands LP	4.70%	3/15/2021	14	14,180
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	30	30,300
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	10	10,600

Total				208,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Plastics 0.14%

Plastipak Holdings, Inc.†	8.50%	12/15/2015	$25	$25,875

Pollution Control 0.49%

Allied Waste North America, Inc.	6.875%	6/1/2017	32	33,436
Clean Harbors, Inc.	7.625%	8/15/2016	15	15,862
Waste Management, Inc.	6.375%	11/15/2012	37	38,250

Total				87,548

Printing 0.06%

Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	10	10,288

Railroads 0.12%

Canadian Pacific Railway Ltd. (Canada)(b)	4.50%	1/15/2022	21	21,715

Real Estate Investment Trusts 1.72%

American Tower Corp.	4.70%	3/15/2022	10	10,100
DDR Corp.	5.375%	10/15/2012	30	30,305
DDR Corp.	5.50%	5/1/2015	25	25,767
Entertainment Properties Trust	7.75%	7/15/2020	9	9,509
Federal Realty Investment Trust	5.40%	12/1/2013	3	3,158
Federal Realty Investment Trust	5.90%	4/1/2020	4	4,434
HCP, Inc.	6.00%	1/30/2017	42	46,724
Health Care REIT, Inc.	5.25%	1/15/2022	11	11,528
Kilroy Realty LP	6.625%	6/1/2020	25	28,150
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	25	25,500
Reckson Operating Partnership LP	5.875%	8/15/2014	15	15,914
Rouse Co. LP (The)	6.75%	11/9/2015	40	42,250
UDR, Inc.	6.05%	6/1/2013	15	15,682
Weyerhaeuser Co.	6.95%	8/1/2017	5	5,513
Weyerhaeuser Co.	7.375%	10/1/2019	30	34,481

Total				309,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Restaurants 0.40%

Darden Restaurants, Inc.	5.625%	10/15/2012	$27	$27,651
OSI Restaurant Partners LLC	10.00%	6/15/2015	27	28,080
Yum! Brands, Inc.	7.70%	7/1/2012	16	16,284

Total				72,015

Retail 0.97%

DineEquity, Inc.	9.50%	10/30/2018	10	11,000
Family Dollar Stores, Inc.	5.00%	2/1/2021	54	56,575
QVC, Inc.†	7.125%	4/15/2017	10	10,700
QVC, Inc.†	7.375%	10/15/2020	25	27,625
QVC, Inc.†	7.50%	10/1/2019	55	60,637
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	5	5,406
Wendy’s Co. (The)	10.00%	7/15/2016	2	2,190

Total				174,133

Retail: Specialty 0.28%

Sally Holdings LLC/Sally Capital, Inc.†	6.875%	11/15/2019	47	50,290

Savings & Loan 0.12%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	21	22,518

Services 0.05%

FireKeepers Development Authority†	13.875%	5/1/2015	8	8,940

Steel 1.05%

Allegheny Technologies, Inc.	9.375%	6/1/2019	70	88,505
Valmont Industries, Inc.	6.625%	4/20/2020	88	100,867

Total				189,372

Technology 0.17%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	30	30,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications 0.35%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	$12	$13,140
GeoEye, Inc.	9.625%	10/1/2015	2	2,200
Intelsat Jackson Holdings SA (Luxembourg)(b)	8.50%	11/1/2019	25	27,500
NII Capital Corp.	7.625%	4/1/2021	20	19,650

Total				62,490

Tobacco 0.52%

Altria Group, Inc.	8.50%	11/10/2013	8	8,943
Altria Group, Inc.	9.95%	11/10/2038	56	85,436

Total				94,379

Transportation: Miscellaneous 1.04%

Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	40	38,751
Asciano Finance Ltd. (Australia)†(b)	5.00%	4/7/2018	45	46,539
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	43	46,709
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	2	2,180
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	3	2,685
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	46	50,275

Total				187,139

Utilities 0.64%

Public Service Co. of New Mexico	7.95%	5/15/2018	79	96,025
Williams Cos., Inc. (The)	8.75%	3/15/2032	15	19,828

Total				115,853

Utilities: Electrical 0.30%

Calpine Corp.†	7.50%	2/15/2021	35	37,537
Otter Tail Corp.	9.00%	12/15/2016	15	16,350

Total				53,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Utilities: Miscellaneous 0.03%

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.50%	8/15/2021	$5	$5,338

Total Corporate Bonds (cost $7,496,683)				7,619,362

FOREIGN GOVERNMENT OBLIGATIONS(b) 3.37%

Bermuda 0.63%

Bermuda Government†	5.603%	7/20/2020	100	113,441

Brazil 0.34%

Federal Republic of Brazil	8.25%	1/20/2034	40	60,600

Mexico 0.44%

United Mexican States	4.75%	3/8/2044	80	78,600

Panama 0.47%

Republic of Panama	6.70%	1/26/2036	64	84,480

Peru 0.48%

Republic of Peru	6.55%	3/14/2037	67	85,693

Poland 0.71%

Republic of Poland	5.00%	3/23/2022	121	128,141

Romania 0.12%

Republic of Romania†	6.75%	2/7/2022	20	21,000

Venezuela 0.18%

Republic of Venezuela	9.375%	1/13/2034	40	33,500

Total Foreign Government Obligations (cost $595,744)				605,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.65%

Federal Home Loan Mortgage Corp.(c)	3.00%	TBA	$280	$289,581
Federal Home Loan Mortgage Corp.(c)	3.50%	TBA	1,100	1,127,328
Federal Home Loan Mortgage Corp.(c)	4.00%	TBA	1,220	1,275,853
Federal Home Loan Mortgage Corp.	5.00%	6/1/2026	160	172,872
Federal Home Loan Mortgage Corp.	5.50%	9/1/2035	233	254,621
Federal National Mortgage Assoc.(c)	3.50%	TBA	430	441,691
Federal National Mortgage Assoc.(c)	4.50%	TBA	25	26,766
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 2/1/2038	685	749,191
Federal National Mortgage Assoc.(c)	5.50%	TBA	200	217,938
Federal National Mortgage Assoc.	6.00%	11/1/2036	52	57,136

Total Government Sponsored Enterprises Pass-Throughs (cost $4,586,511)				4,612,977

MUNICIPAL BONDS 0.69%

Education 0.03%

Univ of CA Rev Build America Bds Regents Univ	5.77%	5/15/2043	5	5,866

Other Revenue 0.23%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	25	28,906
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	10	11,803

Total				40,709

Transportation 0.31%

Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	25	28,018
Metro Dist of Columbia Arpts Auth Build America Bds	7.462%	10/1/2046	25	27,577

Total				55,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Utilities 0.12%

Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	$15	$15,698
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	5	5,720

Total				21,418

Total Municipal Bonds (cost $119,585)				123,588

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.36%

Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	2	2,262
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	50	55,634
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.877%#	9/11/2038	21	22,503
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.40%#	7/15/2044	20	22,336
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.40%#	7/15/2044	20	19,578
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	40	44,243
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	20	20,302
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	6.008%#	6/15/2038	50	56,711
Credit Suisse Mortgage Capital Certificates 2006-C3 AM	6.008%#	6/15/2038	30	31,745
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%	12/15/2039	100	110,681
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%	12/15/2039	35	34,883
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	25	24,783
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	8	8,585
GE Capital Commercial Mortgage Corp. 2007-C1 AM	5.606%	12/10/2049	30	26,935
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	2	2,086
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	17	17,062
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.081%#	7/10/2038	45	46,994
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	6	5,947
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	5	4,985
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	25	25,864
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%	11/10/2039	30	33,981
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	100	106,101
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	6	6,103
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	15	15,199
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.372%#	12/15/2044	40	44,770
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%	5/15/2047	22	24,190
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.988%#	6/15/2049	19	19,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.003%#	6/15/2049	$15	$13,725
LB-UBS Commercial Mortgage Trust 2007-C2 A3	5.43%	2/15/2040	10	11,104
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.492%#	11/12/2037	65	64,560
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.391%#	11/12/2037	25	27,979
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	24	25,028
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	2	1,735
Merrill Lynch Mortgage Trust 2007-C1 AM	6.032%#	6/12/2050	35	31,812
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	1	1,193
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%	12/12/2049	65	72,030
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%	12/12/2049	25	24,638
Morgan Stanley Capital I 2012-C4 A4	3.244%	3/15/2045	30	30,062
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	22	21,648
Wachovia Bank Commercial Mortgage Trust 2005-C20 A7	5.118%	7/15/2042	20	22,183
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.409%#	7/15/2042	15	14,121
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%	1/15/2045	10	9,583
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	10	10,541
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	40	39,376
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	7	7,584
WF-RBS Commercial Mortgage Trust 2012-C6 A4	3.44%	4/15/2045	60	60,888

Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,313,284)				1,323,637

PASS-THROUGH AGENCY 1.74%

Government National Mortgage Assoc.(c) (cost $314,444)	3.50%	TBA	300	312,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

U.S. TREASURY OBLIGATIONS 20.14%

U.S. Treasury Bond	3.125%	11/15/2041	$189	$181,322
U.S. Treasury Note	0.50%	10/15/2014	562	562,658
U.S. Treasury Note	0.625%	12/31/2012	1,060	1,063,520
U.S. Treasury Note	0.875%	2/28/2017	1,481	1,470,818
U.S. Treasury Note	1.00%	3/31/2017	165	164,678
U.S. Treasury Note	2.00%	2/15/2022	182	178,531

Total U.S. Treasury Obligations (cost $3,630,791)				3,621,527

Total Long-Term Investments (cost $19,689,891)				19,851,782

SHORT-TERM INVESTMENT 14.72%

Repurchase Agreement

Repurchase Agreement dated 3/30/2012, 0.01% due 4/2/2012 with Fixed Income Clearing Corp. collateralized by $2,495,000 of Federal Home Loan Mortgage Corp. at 4.50% due 1/15/2014; value: $2,700,982; proceeds: $2,646,850 (cost $2,646,847)			2,647	2,646,847

Total Investments in Securities 125.12% (cost $22,336,738)				22,498,629

Liabilities in Excess of Other Assets (25.12%)				(4,516,360)

Net Assets 100.00%				$17,982,269

#	Variable rate security. The interest rate represents the rate in effect at March 31, 2012.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	Fair Value

COMMON STOCKS 105.43%

Aerospace & Defense 0.69%

Hexcel Corp.*	66	$1,585

Air Freight & Logistics 1.57%

Atlas Air Worldwide Holdings, Inc.*	73	3,592

Airlines 0.16%

Spirit Airlines, Inc.*	18	361

Auto Components 0.81%

Gentex Corp.	76	1,862

Beverages 1.87%

Beam, Inc.	73	4,276

Building Products 2.04%

Crane Co.	55	2,668
Fortune Brands Home & Security, Inc.*	90	1,986

Total		4,654

Capital Markets 2.77%

Lazard Ltd. Class A	112	3,199
Raymond James Financial, Inc.	86	3,141

Total		6,340

Chemicals 5.48%

Albemarle Corp.	47	3,004
Celanese Corp. Series A	72	3,325
Chemtura Corp.*	133	2,258
Eastman Chemical Co.	58	2,998
Georgia Gulf Corp.*	27	942

Total		12,527

Commercial Banks 11.08%

BOK Financial Corp.	57	3,208
City National Corp.	20	1,049
Comerica, Inc.	161	5,210
Commerce Bancshares, Inc.	67	2,715
Cullen/Frost Bankers, Inc.	35	2,036
East West Bancorp, Inc.	94	2,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	Fair Value

Commercial Banks (continued)

Hancock Holding Co.	88	$3,125
Signature Bank*	45	2,837
Wintrust Financial Corp.	34	1,217
Zions Bancorporation	82	1,760

Total		25,327

Commercial Services & Supplies 3.64%

Dun & Bradstreet Corp. (The)	24	2,034
Tetra Tech, Inc.*	134	3,532
Waste Connections, Inc.	85	2,765

Total		8,331

Computers & Peripherals 0.97%

Synaptics, Inc.*	61	2,227

Construction & Engineering 3.37%

Chicago Bridge & Iron Co. NV (Netherlands)(a)	93	4,016
Jacobs Engineering Group, Inc.*	83	3,683

Total		7,699

Containers & Packaging 1.54%

Rock-Tenn Co. Class A	52	3,513

Electric: Utilities 2.76%

Cleco Corp.	28	1,110
ITC Holdings Corp.	30	2,308
NV Energy, Inc.	179	2,886

Total		6,304

Electrical Equipment 1.03%

EnerSys*	68	2,356

Electronic Equipment, Instruments & Components 2.98%

Amphenol Corp. Class A	45	2,690
Jabil Circuit, Inc.	63	1,582
ScanSource, Inc.*	68	2,538

Total		6,810

Energy Equipment & Services 4.25%

GulfMark Offshore, Inc. Class A*	60	2,757
Helix Energy Solutions Group, Inc.*	94	1,673
Key Energy Services, Inc.*	186	2,874
Superior Energy Services, Inc.*	91	2,399

Total		9,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	Fair Value

Food Products 2.07%

Bunge Ltd.	42	$2,875
Ralcorp Holdings, Inc.*	25	1,852

Total		4,727

Health Care Equipment & Supplies 0.56%

CareFusion Corp.*	49	1,271

Health Care Providers & Services 3.34%

Coventry Health Care, Inc.	14	498
DaVita, Inc.*	42	3,787
MEDNAX, Inc.*	45	3,347

Total		7,632

Hotels, Restaurants & Leisure 2.29%

Darden Restaurants, Inc.	56	2,865
Hyatt Hotels Corp. Class A*	44	1,880
Red Robin Gourmet Burgers, Inc.*	13	483

Total		5,228

Household Durables 1.84%

Harman International Industries, Inc.	25	1,170
Jarden Corp.	26	1,046
Mohawk Industries, Inc.*	30	1,995

Total		4,211

Information Technology Services 9.87%

Alliance Data Systems Corp.*	29	3,653
Amdocs Ltd.*	127	4,011
Fiserv, Inc.*	50	3,469
FleetCor Technologies, Inc.*	75	2,908
Global Payments, Inc.	93	4,402
Lender Processing Services, Inc.	35	910
Sapient Corp.	257	3,199

Total		22,552

Insurance 4.52%

Alterra Capital Holdings Ltd.	127	2,919
Arch Capital Group Ltd.*	101	3,761
PartnerRe Ltd.	26	1,765
RenaissanceRe Holdings Ltd.	25	1,893

Total		10,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	Fair Value

Life Sciences Tools & Services 2.01%

PerkinElmer, Inc.	166	$4,592

Machinery 4.01%

ESCO Technologies, Inc.	42	1,544
SPX Corp.	43	3,334
Timken Co. (The)	48	2,436
Trinity Industries, Inc.	56	1,845

Total		9,159

Marine 0.60%

Kirby Corp.*	21	1,382

Media 2.36%

Interpublic Group of Cos., Inc. (The)	460	5,248
John Wiley & Sons, Inc. Class A	3	143

Total		5,391

Metals & Mining 3.87%

Allegheny Technologies, Inc.	44	1,811
Carpenter Technology Corp.	57	2,977
Reliance Steel & Aluminum Co.	72	4,067

Total		8,855

Multi-Utilities 2.36%

CMS Energy Corp.	132	2,904
Wisconsin Energy Corp.	71	2,498

Total		5,402

Oil, Gas & Consumable Fuels 2.14%

EQT Corp.	47	2,266
Range Resources Corp.	45	2,616

Total		4,882

Paper & Forest Products 0.42%

Schweitzer-Mauduit International, Inc.	14	967

Pharmaceuticals 1.29%

Watson Pharmaceuticals, Inc.*	44	2,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2012

Investments	Shares	Fair Value

Real Estate Investment Trusts 1.32%

American Campus Communities, Inc.	42	$1,878
Host Hotels & Resorts, Inc.	70	1,150

Total		3,028

Road & Rail 2.99%

Genesee & Wyoming, Inc. Class A*	29	1,583
Kansas City Southern*	34	2,437
Werner Enterprises, Inc.	113	2,809

Total		6,829

Semiconductors & Semiconductor Equipment 2.82%

Lam Research Corp.*	74	3,302
Silicon Laboratories, Inc.*	73	3,139

Total		6,441

Software 1.51%

Nuance Communications, Inc.*	135	3,453

Specialty Retail 2.61%

Express, Inc.*	107	2,673
Men’s Wearhouse, Inc. (The)	53	2,055
Penske Automotive Group, Inc.	50	1,231

Total		5,959

Textiles, Apparel & Luxury Goods 2.43%

Gildan Activewear, Inc. (Canada)(a)	35	964
PVH Corp.	39	3,484
Quiksilver, Inc.*	275	1,111

Total		5,559

Trading Companies & Distributors 1.19%

TAL International Group, Inc.	74	2,717

Total Investments in Common Stocks 105.43% (cost $212,743)		240,993

Liabilities in Excess of Cash and Other Assets (5.43)%		(12,403)

Net Assets 100.00%		$228,590

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following twelve portfolios (separately, a “Fund” and collectively, the “Funds”): Bond-Debenture Portfolio (“Bond Debenture”), Capital Structure Portfolio (“Capital Structure”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Core Equity Portfolio (“International Core Equity”), International Opportunities Portfolio (“International Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock,” formerly, Mid-Cap Value Portfolio), Total Return Portfolio (“Total Return”) and Value Opportunities Portfolio (“Value Opportunities”). Each Fund is diversified as defined in the Act. Effective May 1, 2012, Mid-Cap Value Portfolio changed its name to Mid Cap Stock Portfolio.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Capital Structure is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity and Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Core Equity, International Opportunities and Value Opportunities is long-term capital appreciation. The investment objective of Mid Cap Stock is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)

Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will

Notes to Schedule of Investments (unaudited)(continued)

record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of March 31, 2012, only Bond Debenture had open futures contracts.

(e)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)

Mortgage Dollar Rolls-Bond Debenture, Capital Structure and Total Return may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)

Floating Rate Loans-Bond Debenture, Capital Structure and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2012, the Funds had no unfunded loan commitments.

(i)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset

Notes to Schedule of Investments (unaudited)(continued)

or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing each Fund’s investments carried at fair value:

	Bond Debenture				Capital Structure

Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$5,751,493	$—	$—	$5,751,493	$72,230,204	$—	$—	$72,230,204
Contingent Value Right	—	—	—	—	4,050	—	—	4,050
Convertible Bonds	—	66,716,625	—	66,716,625	—	7,241,406	—	7,241,406
Convertible Preferred Stocks	16,168,521	1,368,005	—	17,536,526	4,337,168	1,470,477	—	5,807,645
Floating Rate Loans	—	14,402,108	—	14,402,108	—	491,757	—	491,757
Foreign Common Stocks	—	—	—	—	4,187,253	—	—	4,187,253
Foreign Bonds	—	2,256,461	—	2,256,461	—	—	—	—
Government Sponsored Enterprises Bond	—	2,578,908	—	2,578,908	—	—	—	—
High Yield Corporate Bonds	—	547,094,930	125	547,095,055	—	28,657,235	53	28,657,288
Municipal Bond	—	—	—	—	—	251,618	—	251,618
Preferred Stocks	28,290	474,038	—	502,328	11,730	—	—	11,730
Warrants	69,552	43,820	—	113,372	26,733	7,298	—	34,031
Repurchase Agreement	—	7,983,894	—	7,983,894	—	1,499,343	—	1,499,343

Total	$22,017,856	$642,918,789	$125	$664,936,770	$80,797,138	$39,619,134	$53	$120,416,325

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	(44,649)	—	—	(44,649)	—	—	—	—

Total	$(44,649)	$—	$—	$(44,649)	$—	$—	$—	$—

	Classic Stock				Developing Growth

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1	Level 2	Level 3	Total

Common Stocks	$36,402	$—	$—	$36,402	$300,007	$—	$—	$300,007
Repurchase Agreement	—	475	—	475	—	—	—	—

Total	$36,402	$475	$—	$36,877	$300,007	$—	$—	$300,007

Notes to Schedule of Investments (unaudited)(continued)

	Fundamental Equity				Growth and Income

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$276,240	$—	$—	$276,240	$1,063,505	$—	$—	$1,063,505
Repurchase Agreement	—	5,574	—	5,574	—	9,539	—	9,539

Total	$276,240	$5,574	$—	$281,814	$1,063,505	$9,539	$—	$1,073,044

	Growth Opportunities				International Core Equity

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1	Level 2	Level 3	Total

Common Stocks	$98,722	$—	$—	$98,722	$4,494,703	$—	$—	$4,494,703
Preferred Stock	—	—	—	—	29,191	—	—	29,191
Repurchase Agreement	—	113	—	113	—	314,885	—	314,885

Total	$98,722	$113	$—	$98,835	$4,523,894	$314,885	$—	$4,838,779

	International Opportunities				Mid Cap Stock

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$47,178	$—	$—	$47,178	$438,957	$—	$—	$438,957
Preferred Stocks	743	—	—	743	—	—	—	—
Repurchase Agreement	—	1,890	—	1,890	—	6,515	—	6,515

Total	$47,921	$1,890	$—	$49,811	$438,957	$6,515	$—	$445,472

	Total Return				Value Opportunities

Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$1,632,533	$—	$1,632,533	$—	$—	$—	$—
Common Stocks	—	—	—	—	240,993	—	—	240,993
Corporate Bonds	—	7,619,362	—	7,619,362	—	—	—	—
Foreign Government Obligations	—	605,455	—	605,455	—	—	—	—
Government Sponsored Enterprises Pass-Throughs	—	4,612,977	—	4,612,977	—	—	—	—
Municipal Bonds	—	123,588	—	123,588	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	1,323,637	—	1,323,637	—	—	—	—
Pass-through Agency		312,703		312,703
U.S. Treasury Obligations	—	3,621,527	—	3,621,527	—	—	—	—
Repurchase Agreement	—	2,646,847	—	2,646,847	—	—	—	—

Total	$—	$22,498,629	$—	$22,498,629	$240,993	$—	$—	$240,993

*	See Schedule of Investments for fair values in each industry.

Notes to Schedule of Investments (unaudited)(continued)

The following is a reconciliation of investment with unobservable inputs (Level 3) that were used determining fair value:

Fund	Bond Debenture	Capital Structure

Investment Type	High Yield Corporate Bond	High Yield Corporate Bond

Balance as of January 1, 2012	$—	$25
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(3,125)	(687)
Net purchase (sales)	—	—
Net transfers in or out of Level 3	3,250	715

Balance as of March 31, 2012	$125	$53

As of December 31, 2011, International Core Equity and International Opportunities utilized adjusted valuations of foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for substantially all foreign securities. As of March 31, 2012, each Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded, which resulted in Level 1 inputs for certain foreign securities. Accordingly, the valuations of certain foreign securities as of March 31, 2012 were categorized as Level 1 inputs. During the period ended March 31, 2012, certain foreign securities held by each Fund that were classified as Level 2 as of December 31, 2011 that remain on the portfolio as of March 31, 2012 were transferred from Level 2 to Level 1.

(j)

Disclosures about Derivative Instruments and Hedging Activities-Bond Debenture entered into U.S. Treasury futures contracts during the period ended March 31, 2012 (as described in note 2(d)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2012, the Fund had a futures interest rate contract with a cumulative unrealized depreciation of $44,649, which is included in the Schedule of Investments.

3. FEDERAL TAX INFORMATION

As of March 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Capital Structure	Classic Stock

Tax cost	$636,906,739	$103,377,854	$30,126,561

Gross unrealized gain	39,585,605	21,817,956	7,669,810
Gross unrealized loss	(11,555,574)	(4,779,485)	(919,614)

Net unrealized security gain	$28,030,031	$17,038,471	$6,750,196

	Developing Growth	Fundamental Equity	Growth and Income

Tax cost	$268,206	$249,510,653	$967,359,841

Gross unrealized gain	35,264	34,199,804	110,536,868
Gross unrealized loss	(3,463)	(1,896,110)	(4,852,480)

Net unrealized security gain	$31,801	$32,303,694	$105,684,388

Notes to Schedule of Investments (unaudited)(concluded)

	Growth Opportunities	International Core Equity	International Opportunities

Tax cost	$86,470,586	$4,687,176	$47,447,055

Gross unrealized gain	13,702,470	244,313	4,611,523
Gross unrealized loss	(1,338,254)	(92,710)	(2,247,963)

Net unrealized security gain	$12,364,216	$151,603	$2,363,560

	Mid Cap Stock	Total Return	Value Opportunities

Tax cost	$374,225,491	$22,376,285	$213,310

Gross unrealized gain	75,760,386	163,815	29,786
Gross unrealized loss	(4,513,718)	(41,471)	(2,103)

Net unrealized security gain	$71,246,668	$122,344	$27,683

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales and amortization of premium.

Item 2: Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.
By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 17, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 17, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 17, 2012